                        NATIONWIDE INVESTING FOUNDATION
                       NATIONWIDE INVESTING FOUNDATION II

                       Supplement dated November 28, 1997
                     to Prospectus dated February 28, 1997


Nationwide Investing Foundation ("NIF") and Nationwide Investing Foundation II ("NIF II") have each entered into an Agreement and Plan of Reorganization, dated November 24, 1997 (the "Plan"), with Nationwide Investing Foundation III ("NIF III"), an Ohio business trust. Pursuant to the Plan and as listed in the chart below, a series of NIF III (each an "Acquiring Fund") would acquire all the assets of a current NIF or NIF II fund (each, a "Fund") in exchange for the assumption of all the Fund's liabilities and a number of full and fractional shares of the Acquiring Fund having an aggregate net asset value equal to the Fund's net assets (the transactions contemplated by the Plan are hereafter referred to as the "Reorganization"). The Plan also would require the distribution of the Acquiring Fund shares received to the shareholders of each of the Funds. For each of the Funds, except the Money Market Fund, the shareholders would receive Class D shares of the Acquiring Fund. The shareholders of the Money Market Fund would receive shares of the NIF III Money Market Fund which are without class designation.

The Acquiring Funds (NIF III)           The Funds
Growth Fund                             Growth Fund of NIF

Nationwide Fund                         Nationwide Fund of NIF

Bond Fund                               Bond Fund of NIF

Tax-Free Income Fund                    Tax-Free Income Fund of NIF II

Intermediate U.S. Government Bond Fund  U.S. Government Income Fund of NIF II

Money Market Fund                       Money Market Fund of NIF

The Reorganization is subject to certain regulatory approvals and approval by the shareholders of each Fund at a Special Meeting of Shareholders currently expected to be held in February 1998. If the shareholders approve the Reorganization, it is expected that the Reorganization would be effected on or about March 1, 1998; however, the Reorganization may be effected on such earlier or later date as may be determined. There can be no assurance that the Reorganization will take place when or as currently proposed.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.

[PHOTOGRAPH]                        [LOGO - NATIONWIDE ADVISORY SERVICES, INC.]




                                         PROSPECTUS
                                         ----------
                                           1997



                 [LOGO - NATIONWIDE ADVISORY SERVICES, INC.]






NATIONWIDE(R) FAMILY OF FUNDS
-----------------------------

NATIONWIDE(R) GROWTH FUND

NATIONWIDE(R) FUND

NATIONWIDE(R) BOND FUND

NATIONWIDE(R) TAX-FREE INCOME FUND

NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND

NATIONWIDE(R) MONEY MARKET FUND

This Prospectus provides
you with information you
should know before
investing in the Funds.
Read it and keep it for
future reference.

Statements of Additional
Information dated February
28, 1997, incorporated
herein by reference and
containing further
information about the
Funds, have been filed
with the Securities and
Exchange Commission. You
may obtain a copy without
charge by calling or
writing Nationwide
Advisory Services, Inc.
(NAS), Three Nationwide
Plaza, P.O. Box 1492,
Columbus, Ohio 43216-1492.

Nationwide Investing
Foundation (NIF) and
Nationwide Investing
Foundation II (NIF-II) are
diversified open-end
investment management
companies.

NIF was created under the
laws of Michigan by an
Indenture of Trust, dated
May 5, 1933. NIF-II was
created under the laws of
Massachusetts as a
Massachusetts Business
Trust on October 5, 1985.
The Trusts offer shares in
six separate mutual funds,
each with its own
investment objectives.

NIF FUNDS:
Nationwide(R) Growth Fund
Nationwide(R) Fund
Nationwide(R) Bond Fund
Nationwide(R) Money Market
        Fund

NIF-II FUNDS:
Nationwide(R) Tax-Free
              Income Fund
Nationwide(R) U.S.
              Government
              Income Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL
OFFENSE.

AN INVESTMENT IN THE NATIONWIDE MONEY MARKET FUND IS
NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT
AND THERE CAN BE NO ASSURANCE THAT THE NATIONWIDE MONEY
MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET
VALUE OF $1.00 PER SHARE.

                        Three Nationwide Plaza - P.O.
                        Box 1492
                        Columbus, Ohio 43216-1492
                        February 28, 1997

                        Call toll-free 1-800-848-0920
                        for information, assistance,
                        and wire orders, 8 AM-5 PM

                        Call toll-free 1-800-637-0012
                        for 24-hour account access

                        FAX: (614) 249-8705

                                    CONTENTS

                              Summary of Fund Expenses...................    3
                              Financial Highlights.......................    4
                              Which Fund Is Right for You................    6
                              Historical Performance.....................    7
                              Objectives, Management, Performance and
                                Holdings.................................    9
                              Minimum Investment.........................   15
                              How to Purchase Shares.....................   16
                              How to Sell (Redeem) Shares................   17
                              Investor Strategies........................   19
                              Investor Privileges........................   20
                              Investor Services..........................   23
                              Management of the Trusts...................   24
                              The Effect of Interest Rates on Bond
                                Values...................................   24
                              Distributions and Taxes....................   25
                              Tax Advantages of the Tax-Free Income
                                Fund.....................................   26
                              Performance Advertising for the Funds......   27
                              Additional Information.....................   29

                                                          NATIONWIDE(R)
                                                            FAMILY OF
                                                              FUNDS

                                                    NATIONWIDE(R)
                                                    GROWTH FUND
                                                    Capital Appreciation --
                                                    Companies of all sizes

                                                    NATIONWIDE(R)
                                                    FUND
                                                    Capital Appreciation --
                                                    Generally larger
                                                    company stocks

                                                    NATIONWIDE(R)
                                                    BOND FUND
                                                    Monthly Income --
                                                    A-Rated or better
                                                    debt securities

                                                    NATIONWIDE(R)
                                                    TAX-FREE INCOME
                                                    FUND
                                                    Monthly Income --
                                                    Free from Federal taxes

                                                    NATIONWIDE(R)
                                                    U.S. GOVERNMENT
                                                    INCOME FUND
                                                    Monthly Income --
                                                    U.S. Gov't securities

                                                    NATIONWIDE(R)
                                                    MONEY MARKET FUND
                                                    Monthly Income --
                                                    Current rates of return

                         NATIONWIDE(R) FAMILY OF FUNDS

SUMMARY OF
FUND EXPENSES

This summary helps you
understand the various
costs and expenses you
will bear, directly or
indirectly, when investing
in the funds.

For a more detailed
explanation of these
expenses, see "Management
of the Trusts" on page 24.
The expenses and fees in
this table are based on
the fiscal year ended
October 31, 1996.

NIF FUNDS:
Nationwide(R) Growth Fund
Nationwide(R) Fund
Nationwide(R) Bond Fund
Nationwide(R) Money Market
              Fund
NIF-II FUNDS:
Nationwide(R) Tax-Free
              Income Fund
Nationwide(R) U.S.
              Government
              Income Fund

                      SHAREHOLDER TRANSACTION EXPENSES

                                                                                         TAX-FREE    U.S. GOV'T     MONEY
                                                               GROWTH    FUND    BOND     INCOME       INCOME       MARKET
                               Maximum Sales Charge Imposed
                                 on Purchases*                  4.5%     4.5%    4.5%      None         None         None
                               Maximum Contingent Deferred
                                 Sales Charge on
                                 Redemptions**                  None     None    None      5.0%         5.0%         None
                               Maximum Sales Charge Imposed
                                 on Reinvested Dividends        None     None    None      None         None         None
                               Redemption Fees(+)               None     None    None      None         None         None
                               Exchange Fees                    None     None    None      None         None         None

                      * Lower sales charges are available as the amount of the investment increases. To receive even greater sales charge discounts, investors may also include the value of shares held in other accounts (including household family members' accounts). See page 20.

                      ** The Contingent Deferred Sales Charge declines by 1% each year, from 5% to 0% after 5 years. See page 18.

                      (+) Although no redemption fee is charged, applicable contingent deferred sales charges apply to redemptions from the Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund. If you choose to have your redemption wired to your bank, a $5 wire transfer fee will be deducted from the proceeds.

                      ANNUAL FUND OPERATING EXPENSES
                      (as a percentage of average net assets, after expense reimbursements)

                                                                                          TAX-FREE    U.S. GOV'T     MONEY
                                                              GROWTH    FUND     BOND      INCOME       INCOME       MARKET
                               Management Fees                0.50%     0.50%    0.50%      0.65%        0.65%       0.45%*
                               12b-1 Fees                        0%        0%       0%     0.20%+       0.20%+           0%
                               Other Expenses                 0.14%     0.11%    0.20%      0.11%        0.21%        0.15%
                                                              ------    -----    -----    --------    ----------    --------
                               Total Fund Operating Expenses  0.64%     0.61%    0.70%     0.96%+       1.06%+       0.60%*

                      (+) For the Tax-Free Income and U.S. Government Income Funds, the distributor will charge a 12b-1 fee of .20%, rather than the .35% allowed and waive the remaining .15% until further written notice.

                      * The investment manager will waive .05% of the .50% management fee until further written notice.

                      Example:
                      The following example illustrates the expenses you would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual return, and (2) redemption at the end of each time period. Contingent deferred sales charges apply to redemptions of shares held 5 years or less in the Tax-Free Income and U.S. Government Income Funds. For more information see page 18.

                                                                                 TAX-FREE         U.S. GOV'T       MONEY
                                                  GROWTH     FUND     BOND        INCOME            INCOME         MARKET
                                1 Year             $ 51      $ 51     $ 52     $ 60     $ 10*    $ 61     $ 11*     $  6
                                3 Years            $ 65      $ 64     $ 66     $ 61     $ 31*    $ 64     $ 34*     $ 19
                                5 Years            $ 79      $ 78     $ 82     $ 63     $ 53*    $ 68     $ 58*     $ 33
                               10 Years            $121      $118     $128     $118     $118*    $129     $129*     $ 75

                      This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

                      * Tax-Free Income and U.S. Government Income expenses assuming no redemption.

                              FINANCIAL HIGHLIGHTS

        For a Share Outstanding Throughout the Periods Ended October 31,

                                           Net
                                         Realized                                      Distributions
            Net                        Gain (Loss)                                       from Net                           Net
           Asset                           and             Total        Dividends        Realized                          Asset
          Value--         Net           Unrealized          from         from Net        Gain from                         Value--
         Beginning     Investment      Appreciation      Investment     Investment      Investment           Total         End of
         of Period       Income       (Depreciation)     Operations       Income       Transactions      Distributions     Period
     (Growth Fund)
                                       INCOME FROM
                                  INVESTMENT OPERATIONS                               LESS DISTRIBUTIONS
          $  9.86         $.27            $ (.28)          $ (.01)        $ (.30)         $ (1.21)          $ (1.51)       $ 8.34
     ----------------------------------------------------------------------------------------------------------------------------
             8.34          .23              1.70             1.93           (.42)           (1.07)            (1.49)         8.78
     ----------------------------------------------------------------------------------------------------------------------------
             8.78          .31               .63              .94           (.20)            (.34)             (.54)         9.18
     ----------------------------------------------------------------------------------------------------------------------------
             9.18          .33             (1.53)           (1.20)          (.31)            (.33)             (.64)         7.34
     ----------------------------------------------------------------------------------------------------------------------------
             7.34          .22              2.77             2.99           (.25)            (.51)             (.76)         9.57
     ----------------------------------------------------------------------------------------------------------------------------
             9.57          .20               .46              .66           (.20)            (.09)             (.29)         9.94
     ----------------------------------------------------------------------------------------------------------------------------
             9.94          .17              1.41             1.58           (.17)            (.21)             (.38)        11.14
     ----------------------------------------------------------------------------------------------------------------------------
            11.14          .09               .53              .62           (.19)            (.22)             (.41)        11.35
     ----------------------------------------------------------------------------------------------------------------------------
            11.35          .21              2.10             2.31           (.20)            (.24)             (.44)        13.22
     ----------------------------------------------------------------------------------------------------------------------------
            13.22          .16              1.36             1.52           (.16)           (1.24)            (1.40)        13.34

     (Nationwide Fund)
           $ 14.54         $.36           $ (.19)          $  .17         $ (.37)         $  (.81)          $ (1.18)       $13.53
     ----------------------------------------------------------------------------------------------------------------------------
            13.53          .35              1.63             1.98           (.47)           (1.42)            (1.89)        13.62
     ----------------------------------------------------------------------------------------------------------------------------
            13.62          .44              2.78             3.22           (.45)           (1.51)            (1.96)        14.88
     ----------------------------------------------------------------------------------------------------------------------------
            14.88          .37             (1.23)            (.86)          (.39)           (1.31)            (1.70)        12.32
     ----------------------------------------------------------------------------------------------------------------------------
            12.32          .38              3.97             4.35           (.40)            (.50)             (.90)        15.77
     ----------------------------------------------------------------------------------------------------------------------------
            15.77          .37               .98             1.35           (.36)            (.45)             (.81)        16.31
     ----------------------------------------------------------------------------------------------------------------------------
            16.31          .31               .67              .98           (.33)            (.41)             (.74)        16.55
     ----------------------------------------------------------------------------------------------------------------------------
            16.55          .37               .41              .78           (.36)            (.85)            (1.21)        16.12
     ----------------------------------------------------------------------------------------------------------------------------
            16.12          .31              2.49             2.80           (.31)           (1.26)            (1.57)        17.35
     ----------------------------------------------------------------------------------------------------------------------------
            17.35          .36              3.98             4.34           (.35)            (.93)            (1.28)        20.41

     (Bond Fund)
          $ 10.21         $.88            $ (.90)          $ (.02)        $ (.87)         $  (.04)          $  (.91)       $ 9.28
     ----------------------------------------------------------------------------------------------------------------------------
             9.28          .88               .18             1.06           (.99)              --              (.99)         9.35
     ----------------------------------------------------------------------------------------------------------------------------
             9.35          .88              (.02)             .86           (.84)              --              (.84)         9.37
     ----------------------------------------------------------------------------------------------------------------------------
             9.37          .88              (.36)             .52           (.90)              --              (.90)         8.99
     ----------------------------------------------------------------------------------------------------------------------------
             8.99          .85               .45             1.30           (.83)              --              (.83)         9.46
     ----------------------------------------------------------------------------------------------------------------------------
             9.46          .76               .23              .99           (.85)              --              (.87)*        9.58
     ----------------------------------------------------------------------------------------------------------------------------
             9.58          .74               .52             1.26           (.77)              --              (.77)        10.07
     ----------------------------------------------------------------------------------------------------------------------------
            10.07          .60             (1.56)            (.96)          (.65)              --              (.65)         8.46
     ----------------------------------------------------------------------------------------------------------------------------
             8.46          .63              1.04             1.67           (.63)              --              (.63)         9.50
     ----------------------------------------------------------------------------------------------------------------------------
             9.50          .61              (.15)             .46           (.62)              --              (.62)         9.34
     ----------------------------------------------------------------------------------------------------------------------------

                                             Net
                                         Investment                     Average        Net Assets
                          Expenses       Income to                     Commission      at End of
            Total        to Average       Average          Portfolio      Rate          Period
            Return       Net Assets      Net Assets        Turnover       Paid          (000's)
     (Growth Fund)
                                 RATIOS & SUPPLEMENTAL DATA                               ASSETS               YEAR
              (.3)%        .64%             2.70%            69.9%          --          $ 192,723              1987
     ----------------------------------------------------------------------------------------------------------------------------
             28.4          .67              2.82             40.8           --            231,901              1988
     ----------------------------------------------------------------------------------------------------------------------------
             11.2          .67              3.35             38.8           --            252,456              1989
     ----------------------------------------------------------------------------------------------------------------------------
            (14.1)         .68              3.86             36.2           --            198,691              1990
     ----------------------------------------------------------------------------------------------------------------------------
             43.4          .68              2.54             12.4           --            277,019              1991
     ----------------------------------------------------------------------------------------------------------------------------
              6.9          .65              1.97             13.1           --            330,950              1992
     ----------------------------------------------------------------------------------------------------------------------------
             16.2          .68              1.63             10.2           --            411,853              1993
     ----------------------------------------------------------------------------------------------------------------------------
              5.7          .68              1.71             14.5           --            464,715              1994
     ----------------------------------------------------------------------------------------------------------------------------
             21.0          .66              1.66             27.1           --            582,927              1995
     ----------------------------------------------------------------------------------------------------------------------------
             12.4          .64              1.20             25.6        5.3923c          655,616              1996

     (Nationwide Fund)
               .9%         .62%             2.25%            22.2%          --          $ 383,099              1987
     ----------------------------------------------------------------------------------------------------------------------------
             17.2          .63              2.79             13.3           --            407,175              1988
     ----------------------------------------------------------------------------------------------------------------------------
             27.1          .64              3.21             21.9           --            469,427              1989
     ----------------------------------------------------------------------------------------------------------------------------
             (7.0)         .63              2.69             13.4           --            441,188              1990
     ----------------------------------------------------------------------------------------------------------------------------
             36.5          .61              2.56             13.6           --            620,113              1991
     ----------------------------------------------------------------------------------------------------------------------------
              8.7          .61              2.32             12.8           --            726,012              1992
     ----------------------------------------------------------------------------------------------------------------------------
              6.2          .62              1.96             25.8           --            753,239              1993
     ----------------------------------------------------------------------------------------------------------------------------
              4.9          .63              2.26             15.4           --            706,674              1994
     ----------------------------------------------------------------------------------------------------------------------------
             19.2          .63              1.95             16.5           --            795,666              1995
     ----------------------------------------------------------------------------------------------------------------------------
             26.1          .61              1.89             16.7        5.9393c          958,590              1996

     (Bond Fund)
              (.3)%       .70%              8.95%            61.2%          --          $  32,712              1987
     ----------------------------------------------------------------------------------------------------------------------------
             12.0         .66               9.45             73.1           --             35,759              1988
     ----------------------------------------------------------------------------------------------------------------------------
              9.7         .68               9.38             72.7           --             36,430              1989
     ----------------------------------------------------------------------------------------------------------------------------
              5.9         .68               9.62             82.1           --             36,378              1990
     ----------------------------------------------------------------------------------------------------------------------------
             15.1         .67               9.13             93.6           --             54,187              1991
     ----------------------------------------------------------------------------------------------------------------------------
             10.9         .65               8.63            100.8           --             90,187              1992
     ----------------------------------------------------------------------------------------------------------------------------
             13.6         .68               7.63             68.5           --            151,090              1993
     ----------------------------------------------------------------------------------------------------------------------------
             (9.8%)       .71               7.11             58.0           --            124,455              1994
     ----------------------------------------------------------------------------------------------------------------------------
             20.4         .71               7.04             70.4           --            133,633              1995
     ----------------------------------------------------------------------------------------------------------------------------
              5.1         .70               6.60             39.0           --            133,253              1996
     ----------------------------------------------------------------------------------------------------------------------------

* Includes $.02 from Paid In Capital.

THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON INSOFAR AS IT RELATES TO EACH OF THE YEARS IN THE FIVE YEAR PERIOD ENDED OCTOBER 31, 1996, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

                              FINANCIAL HIGHLIGHTS

        For a Share Outstanding Throughout the Periods Ended October 31,

                                           Net
                                         Realized                                      Distributions
            Net                        Gain (Loss)                                       from Net                           Net
           Asset                           and             Total        Dividends        Realized                          Asset
          Value--         Net           Unrealized          from         from Net        Gain from                         Value--
         Beginning     Investment      Appreciation      Investment     Investment      Investment           Total         End of
         of Period       Income       (Depreciation)     Operations       Income       Transactions      Distributions     Period
     (Tax-Free Income)
                                        INCOME FROM
                                   INVESTMENT OPERATIONS                              LESS DISTRIBUTIONS
          $  9.99         $.61            $(1.35)          $ (.74)        $ (.61)         $  (.03)          $  (.64)       $ 8.61
     ----------------------------------------------------------------------------------------------------------------------------
             8.61          .62               .75             1.37           (.62)              --              (.62)         9.36
     ----------------------------------------------------------------------------------------------------------------------------
             9.36          .62               .08              .70           (.62)              --              (.62)         9.44
     ----------------------------------------------------------------------------------------------------------------------------
             9.44          .61              (.13)             .48           (.61)              --              (.61)         9.31
     ----------------------------------------------------------------------------------------------------------------------------
             9.31          .58               .50             1.08           (.58)              --              (.58)         9.81
     ----------------------------------------------------------------------------------------------------------------------------
             9.81          .56               .13              .69           (.56)              --              (.56)         9.94
     ----------------------------------------------------------------------------------------------------------------------------
             9.94          .54              1.10             1.64           (.54)            (.09)             (.63)        10.95
     ----------------------------------------------------------------------------------------------------------------------------
            10.95          .53             (1.45)            (.92)          (.51)            (.12)             (.63)         9.40
     ----------------------------------------------------------------------------------------------------------------------------
             9.40          .51               .84             1.35           (.53)              --              (.53)        10.22
     ----------------------------------------------------------------------------------------------------------------------------
            10.22          .51               .02              .53           (.51)              --              (.51)        10.24

     (U.S. Gov't)
          $ 10.00         $.46            $ (.03)          $  .43         $ (.46)         $    --           $  (.46)       $ 9.97
     ----------------------------------------------------------------------------------------------------------------------------
             9.97          .53               .45              .98           (.53)            (.16)             (.69)        10.26
     ----------------------------------------------------------------------------------------------------------------------------
            10.26          .54              (.96)            (.42)          (.55)            (.07)             (.62)         9.22
     ----------------------------------------------------------------------------------------------------------------------------
             9.22          .59               .89             1.48           (.58)              --              (.58)        10.12
     ----------------------------------------------------------------------------------------------------------------------------
            10.12          .59              (.08)             .51           (.59)**            --              (.59)        10.04


                                                           Net             Net
                                                       Investment       Investment                       Net Assets
                         Expenses        Expenses       Income to        Income to                        at End of
            Total       to Average      to Average       Average          Average         Portfolio        Period
            Return      Net Assets      Net Assets*     Net Assets      Net Assets*       Turnover         (000's)

     (Tax-Free Income)
                                          RATIOS & SUPPLEMENTAL DATA                                        ASSETS          YEAR
             (7.9)%        .97%             1.32%            6.42%          6.32%           202.8%        $  37,815         1987
     ----------------------------------------------------------------------------------------------------------------------------
             16.3          .86              1.21             6.82           6.45            117.7            51,884         1988
     ----------------------------------------------------------------------------------------------------------------------------
              7.7          .85              1.20             6.62           6.28             79.7            72,097         1989
     ----------------------------------------------------------------------------------------------------------------------------
              5.3          .90              1.16             6.51           6.25             68.9            89,374         1990
     ----------------------------------------------------------------------------------------------------------------------------
             11.9         1.01              1.16             6.05           5.90             45.5           122,005         1991
     ----------------------------------------------------------------------------------------------------------------------------
              7.2          .98              1.13             5.62           5.47             69.8           170,650         1992
     ----------------------------------------------------------------------------------------------------------------------------
             17.0          .98              1.13             5.07           4.92             28.4           253,042         1993
     ----------------------------------------------------------------------------------------------------------------------------
            (8.7)          .99              1.14             5.02           4.87             59.2           241,097         1994
     ----------------------------------------------------------------------------------------------------------------------------
             14.7          .98              1.13             5.20           5.05             31.7           262,484         1995
     ----------------------------------------------------------------------------------------------------------------------------
              5.3          .96              1.11             4.98           4.83             24.2           264,642         1996

     (U.S. Gov't)
              7.3%        1.00%             1.17%            6.38%          6.21%           157.4%        $  18,211         1992#
     ----------------------------------------------------------------------------------------------------------------------------
             10.2         1.10              1.25             5.12           4.97             99.0            38,452         1993
     ----------------------------------------------------------------------------------------------------------------------------
             (4.2)        1.09              1.24             5.62           5.47             67.5           37,749          1994
     ----------------------------------------------------------------------------------------------------------------------------
             16.5         1.00              1.23             5.92           5.77             25.4           39,777          1995
     ----------------------------------------------------------------------------------------------------------------------------
              5.3         1.06              1.21             5.86           5.71              9.3           39,497          1996

     # Period from February 10, 1992 (date of commencement of operations) through October 31, 1992. Ratio percentages and total return are annualized for periods of less than twelve months.



                                           Net
                                         Realized                                      Distributions
            Net                        Gain (Loss)                                       from Net                           Net
           Asset                           and             Total        Dividends        Realized                          Asset
          Value--         Net           Unrealized          from         from Net        Gain from                         Value--
         Beginning     Investment      Appreciation      Investment     Investment      Investment           Total         End of
         of Period       Income       (Depreciation)     Operations       Income       Transactions      Distributions     Period
     (Tax-Free Income)
                                        INCOME FROM
                                   INVESTMENT OPERATIONS                              LESS DISTRIBUTIONS
     (Money Market)
          $  1.00         $.06                --           $  .06         $ (.06)              --           $  (.06)       $ 1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .07                --              .07           (.07)              --              (.07)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .09                --              .09           (.09)              --              (.09)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .08                --              .08           (.08)              --              (.08)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .06                --              .06           (.06)              --              (.06)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .03                --              .03           (.03)              --              (.03)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .03                --              .03           (.03)              --              (.03)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .03                --              .03           (.03)              --              (.03)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .05                --              .05           (.05)              --              (.05)         1.00
     ----------------------------------------------------------------------------------------------------------------------------
             1.00          .05                --              .05           (.05)              --              (.05)         1.00
     ----------------------------------------------------------------------------------------------------------------------------


                                                           Net             Net
                                                       Investment       Investment                     Net Assets
                         Expenses        Expenses       Income to        Income to                      at End of
            Total       to Average      to Average       Average          Average         Portfolio      Period
            Return      Net Assets      Net Assets*     Net Assets      Net Assets*       Turnover       (000's)

     (Money Market Fund)
                                          RATIOS & SUPPLEMENTAL DATA                                       ASSETS           YEAR
              5.9%         .79%            .79%              5.75%          5.75%              --         $ 388,750         1987
     ----------------------------------------------------------------------------------------------------------------------------
              6.9          .76              .76              6.71           6.71               --           421,901         1988
     ----------------------------------------------------------------------------------------------------------------------------
              8.9          .74              .74              8.55           8.55               --           535,257         1989
     ----------------------------------------------------------------------------------------------------------------------------
              8.0          .73              .73              7.67           7.67               --           600,324         1990
     ----------------------------------------------------------------------------------------------------------------------------
              6.1          .71              .71              5.97           5.97               --           594,987         1991
     ----------------------------------------------------------------------------------------------------------------------------
              3.5          .71              .71              3.50           3.50               --           488,998         1992
     ----------------------------------------------------------------------------------------------------------------------------
              2.6          .70              .73              2.57           2.54               --           418,615         1993
     ----------------------------------------------------------------------------------------------------------------------------
              3.3          .65              .70              3.33           3.28               --           491,737         1994
     ----------------------------------------------------------------------------------------------------------------------------
              5.5          .62              .67              5.34           5.29               --           604,711         1995
     ----------------------------------------------------------------------------------------------------------------------------
              5.1          .60              .65              4.93           4.88               --           729,500         1996
     ----------------------------------------------------------------------------------------------------------------------------


     *Ratios calculated as if no expenses were waived.

    **Includes $.01 dividend in excess of net investment income.

THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON INSOFAR AS IT RELATES TO EACH OF THE YEARS IN THE FIVE YEAR PERIOD ENDED OCTOBER 31, 1996, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

                         NATIONWIDE(R) FAMILY OF FUNDS

WHICH FUND IS RIGHT FOR YOU?

Long-term and short-term goals require different financial planning. Whether you're seeking greater growth opportunity, looking for more income, or a combination of both, Nationwide's Family of Funds, strategies, and services may help.

CONSIDER YOUR TIME FRAME

For long-term goals, you have the luxury of time on your side. With goals five or more years away -- where growth of your money is the highest priority -- you may want to consider Nationwide's common stock funds (Growth or Fund). These funds provide greater long-term return potential through portfolios of common stocks.

If you're seeking greater income today, have intermediate to long-term goals, or as the time to your long-term goals get closer -- you may consider Nationwide's income-oriented funds (Bond, Tax-Free Income or U.S. Government Income). These funds invest in high-quality bonds, providing monthly income and normally provide greater price stability than stock funds. Plus, it is possible to have capital appreciation in these funds.

For short-term goals such as saving for next year's needs, an emergency reserve, or as a temporary "parking place" for your money -- the Money Market Fund may be most suitable for you. This fund provides investors with greater stability of principal while providing current monthly income.

Most investors have a combination of long and short-term goals. By investing in several, or all, of the Family of Funds, you'll have the opportunity to satisfy your many investment needs.

ASSESS TOLERANCE FOR RISK

Where you choose to invest depends as much on your tolerance for risk as on your desire for reward. Opportunity and risk go hand-in-hand. The greater the potential long-term opportunity, the greater the potential risk of account value fluctuation.

The most common risk people associate with investing is short-term market risk -- the day-to-day fluctuation in an investment's value. To lower this risk, Nationwide's portfolio managers seek to invest only in high-quality securities. This commitment to quality provides shareholders with a greater potential for growth or income, while maintaining a high degree of relative stability.

Investors looking for greater growth in our common stock funds (Growth and Fund) should be willing to accept short-term account value fluctuation. A wide range of factors -- corporate earnings potential, interest rates, competition, and other economic conditions -- can cause both downward and upward share price changes.

In the past, investors with a long-term time horizon and a tolerance for fluctuation have been rewarded. Despite years when short-term returns have not been satisfactory, over long-term holding periods, money has grown more in the common stock funds than in our other funds.

The income-oriented funds (Bond, Tax-Free Income and U.S. Government Income) provide investors with greater price stability than our common stock funds. More predictable investments can make an investor more comfortable, but the total return potential in these funds is less than in common stock funds. Prevailing interest rates, more than any other factor, contribute to price fluctuation in these funds, and long-term bonds are generally affected more than shorter-term bonds. A discussion of the relationship of interest rates and bond prices is found on page 24.

Investors who would prefer not to have their investment principal fluctuate should consider the Money Market Fund. While it provides the greatest price stability, over its history it has the least long-term return potential.

One of the biggest risks investors may face is being too conservative, thereby not earning enough return on their investments to achieve their future needs. Another big risk to consider is the eroding value of the dollar, known as inflation. The amount of money needed to satisfy a goal (after taking inflation into consideration) may dictate investment in a fund with a potential for greater returns. Although common stock funds are the most volatile over short periods of time, they are one of the few investments that have provided double-digit returns and exceeded inflation over long periods.

Procrastination is yet another risk investors must consider. Delay, and you take the chance that there may not be enough time to attain your objective. Start early and invest regularly in funds with growth opportunities, and you stand a better chance to reach your goals.

CONSIDER YOUR TAX BRACKET

For investors seeking to shelter their investment income from federal taxes, the Tax-Free Income Fund may be a suitable investment. The tax-equivalent yield of this fund can be especially appealing for investors in the 28% or higher tax brackets. To determine if a tax-free investment may be right for you, see page 26.

                                  PERFORMANCE

The following graphs show comparative performance of $10,000 invested in each of the Nationwide Funds to the broad-based, unmanaged index primarily used as a benchmark for measuring the performance of each Fund and to the Consumer Price Index (CPI), a widely recognized measure of inflation. The graphs can also be used to help you compare the past performance of the Nationwide Funds to that of other mutual funds with similar investment objectives.

Mutual fund performance, often referred to as total return, is the change in value of an investment in the fund over a given period, assuming reinvestment of dividends and capital gains. Fund performance in the graphs reflect the deduction of all applicable sales charges but have not been adjusted for income taxes. The period covered in the graphs is the 10-year period ended December 31, 1996, (except the U.S. Government Income Fund which is from 2/10/92 (inception date) through December 31, 1996.

                           NATIONWIDE(R) GROWTH FUND

 MEASUREMENT PERIOD
    (FISCAL YEAR
      COVERED)            S&P*         GROWTH         CPI**
1987                    $10,525        $ 9,776       $10,442
1988                     12,268         11,979        10,903
1989                     16,147         13,769        11,408
1990                     15,647         12,727        12,121
1991                     20,403         17,315        12,482
1992                     21,956         18,406        12,852
1993                     24,160         20,490        13,204
1994                     24,477         20,790        13,547
1995                     33,665         26,759        13,899
1996                     41,389         31,227        14,358

                               NATIONWIDE(R) FUND

 MEASUREMENT PERIOD
    (FISCAL YEAR
      COVERED)            S&P*           FUND         CPI**
1987                    $10,525        $ 9,742       $10,442
1988                     12,268         11,374        10,903
1989                     16,147         15,219        11,408
1990                     15,647         15,265        12,121
1991                     20,403         19,879        12,482
1992                     21,956         20,467        12,852
1993                     24,160         21,852        13,204
1994                     24,477         21,979        13,547
1995                     33,665         28,569        13,899
1996                     41,389         35,405        14,358

 * The S&P 500 is a broad, unmanaged index of equity securities, and unlike the funds, does not reflect any expenses.

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance. Investment results and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.


[PHOTOGRAPH]


Ed and Karen Reich, Money Market Fund and Bond Fund shareholders, in front of Mt. Ranier.


[PHOTOGRAPH]


Lumir and Alice Palma, Bond Fund and Money Market Fund shareholders, with the 1956 Packard their son, Bob, restored and gave to them on their 50th wedding anniversary in 1993.

                                  PERFORMANCE

                            NATIONWIDE(R) BOND FUND

       MEASUREMENT PERIOD
      (FISCAL YEAR COVERED)           LB GOVT/CORP.     LB LT GOVT/CORP.*       BOND              CPI**
1987                                     $10,229             $ 9,916           $ 9,576            $10,442
1988                                      11,004              10,881            10,358             10,903
1989                                      12,570              12,789            11,468             11,408
1990                                      13,611              13,614            12,411             12,121
1991                                      15,606              16,273            14,506             12,482
1992                                      17,004              17,661            15,663             12,852
1993                                      18,878              20,515            17,342             13,204
1994                                      16,216              19,061            15,937             13,547
1995                                      21,720              24,769            19,786             13,899
1996                                      22,350              24,804            20,080             14,358

The index for the Bond Fund has been changed from the Lehman Brothers Long-Term Govt./Corp. Bond Index to the Lehman Brothers Govt./Corp. Index because it better represents the investment policies of the Fund for comparison purposes.

 * The Lehman Brothers Govt./Corp. and Long-Term Govt./Corp. Bond indexes represent an unmanaged group of bonds that are not adjusted for expenses and include bonds of lower quality than the Bond Fund.

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

                       NATIONWIDE(R) TAX-FREE INCOME FUND

       MEASUREMENT PERIOD
      (FISCAL YEAR COVERED)              LB MB*             TAX-FREE           CPI**
1987                                     $10,150             $ 9,636           $10,442
1988                                      11,181              10,621            10,903
1989                                      12,388              11,713            11,408
1990                                      12,291              12,416            12,121
1991                                      14,904              13,761            12,482
1992                                      16,219              15,063            12,852
1993                                      18,210              16,978            13,204
1994                                      17,269              15,435            13,547
1995                                      20,284              18,135            13,899
1996                                      21,183              18,804            14,358

 * The Lehman Brothers Municipal Bond Index represents an unmanaged group of bonds that is not adjusted for expenses and includes bonds of lower quality than the Tax-Free Fund.

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance. Investment results and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

                  NATIONWIDE(R) U.S. GOVERNMENT INCOME FUND(+)

       MEASUREMENT PERIOD
      (FISCAL YEAR COVERED)              MLGM*        USGI        LBGB*          CPI**
1992                                    $10,847     $10,638      $10,763        $10,267
1993                                     11,999      11,577       11,693         10,548
1994                                     11,612      11,165       11,439         10,822
1995                                     13,738      13,241       13,087         11,103
1996                                     14,117      13,681       13,618         11,470

The index for the U.S. Government Income Fund has been changed from the Lehman Brothers Long-Term Intermediate Government Bond Index to the Merrill Lynch Government Master Index because it better represents the investment policies of the Fund for comparison purposes.

 (+) Period from 2/10/92 (USGI inception) through 12/31/96.

 * The Merrill Lynch Government Master Index and the Lehman Brothers Intermediate Government Bond Index represent an unmanaged group of bonds that are not adjusted for expenses and include bonds of lower quality than the U.S. GI Fund. The Merrill Lynch Government Master Index better represents the investment policies of the Fund and is the new benchmark index for comparison purposes.

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance. Investment results and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.









                        NATIONWIDE(R) MONEY MARKET FUND

       MEASUREMENT PERIOD
      (FISCAL YEAR COVERED)               Money Mkt.           CPI**
1987                                       $10,616            $10,442
1988                                        11,372             10,903
1989                                        12,385             11,408
1990                                        13,356             12,121
1991                                        14,108             12,482
1992                                        14,562             12,852
1993                                        14,937             13,204
1994                                        15,496             13,547
1995                                        16,350             13,899
1996                                        17,164             14,358

** The CPI is a broad index reflecting price changes in a market basket of goods, and unlike the funds, does not reflect any expenses.

Past results are not a guarantee of future performance.

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE GROWTH FUND
is designed to serve investors who do not require current income but are primarily interested in the growth of their capital to meet their future financial needs.

INVESTMENT OBJECTIVE & POLICY: To achieve long-term capital appreciation without emphasis on current return. The Fund seeks to benefit from both the underlying economic growth of the companies it invests in, plus improvement in the valuation of the stock.

- LONG-TERM GROWTH WITH CAPITAL APPRECIATION AND INCOME POTENTIAL.

- COMMON STOCK PORTFOLIO -- GENERALLY LARGER COMPANIES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Growth Fund falls on this continuum.

       ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.
    While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.
    Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: John M. Schaffner, MBA, CFA -- is the portfolio manager for the Nationwide(R) Growth Fund. He has been with Nationwide since 1977 and has managed the Growth Fund since June 1981. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.

CALENDER YEAR TOTAL RETURNS (excluding sales charge)*

  1996       1995       1994       1993      1992       1991       1990      1989      1988      1987
 16.7%      28.7%       1.5%      11.3%      6.3%      36.1%      (7.6%)    14.9%     22.5%      2.4%

  1986       1985       1984       1983      1982       1981       1980      1979      1978      1977
 18.4%      33.3%       8.4%      21.9%     35.6%       3.1%      18.8%     21.7%      9.9%      (.7%)

  1976       1975       1974       1973      1972       1971       1970      1969      1968      1967
 23.6%      41.3%     (34.9%)    (27.5%)     8.7%      18.7%     (12.0%)    (9.7%)    13.5%     28.3%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS*
(For periods ending 12/31/96, $1,000 lump-sum investment minus 4.5% sales charge)

1 Year     5 Year     10 Year
------------------------------
 11.5%      11.5%      12.1%
------------------------------

* Total returns reflect market appreciation or depreciation, dividends and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost.

                                 [PIE CHART]

Repurchase Agreements = 0.8%
U.S. Government & Government Agency Securities & Other
Assets Less Liabilities = 6.0%
Corporate Bonds = 0.5%
Common Stocks = 93.2%

TOTAL VALUE OF PORTFOLIO (12/31/96) $689,931,601
---------------------------------------------------------------

                                                            % OF
              TOP 10 HOLDINGS                  VALUE      PORTFOLIO
Federal National Mortgage Association       $27,224,623      3.9%
Columbia/HCA Health                          24,450,000      3.5
Equitable Companies                          24,354,125      3.5
Archer Daniels Midland Co.                   23,862,762      3.5
Grand Metropolitan PLC                       23,564,400      3.4
Allstate Corp.                               23,150,000      3.4
Mobil Corp.                                  22,005,000      3.2
Merrill Lynch & Co., Inc.                    20,375,000      3.0
Warner-Lambert Co.                           18,750,000      2.7
International Business Machines              18,120,000      2.6

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE NATIONWIDE(R) FUND
is designed to serve investors who seek long-term capital appreciation and income through a portfolio which, based on the current market environment, provides the greatest total return opportunities.

INVESTMENT OBJECTIVE & POLICY: To obtain a total return from a flexible combination of current income and capital appreciation. This is accomplished by retaining maximum flexibility in the management of the Fund's portfolio which consists primarily of common stocks, but also includes convertible issues, bonds and money market instruments.

- LONG-TERM GROWTH WITH CAPITAL APPRECIATION AND INCOME POTENTIAL.

- COMMON STOCK PORTFOLIO -- GENERALLY LARGER COMPANIES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Nationwide(R) Fund falls on this continuum.

             ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis is placed on securities which provide a combination of current income and the possibility of capital gains. The Fund seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks. Although not limited to these investments, in the past the majority of the Fund's portfolio assets have normally contained the common stocks of well-known, larger companies.
    While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.
    Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Charles Bath, MBA, CFA, CPA -- is the portfolio manager of the Nationwide(R) Fund. Bath joined Nationwide as a securities analyst and has managed the Nationwide(R) Fund since 1985. He graduated with a Bachelor of Science in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a Certified Public Accountant and a Chartered Financial Analyst.

CALENDAR YEAR TOTAL RETURNS (Excluding sales charge)*

 1996        1995       1994       1993      1992       1991       1990        1989      1988      1987
23.9%       30.0%        .6%       6.8%      3.0%      30.2%        .3%       33.8%     16.8%      2.0%

 1986        1985       1984       1983      1982       1981       1980        1979      1978      1977
17.6%       36.4%       6.1%      15.8%     22.2%       2.0%      17.9%        9.8%       .8%     (9.1%)

 1976        1975       1974       1973      1972       1971       1970        1969      1968      1967
26.7%       38.6%     (20.3%)     (6.7%)     9.7%      10.2%       8.5%     (16.3%)     28.6%     29.0%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS*
(For periods ending 12/31/96, $1,000 lump-sum investment minus 4.5% sales charge.)

1 Year     5 Year     10 Year
------------------------------
 18.4%      11.2%      13.5%
------------------------------

*Total returns reflect market appreciation or depreciation, dividends and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes. Past performance is not a guarantee of future results. Investment return and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

                                 [PIE CHART]

Repurchase Agreements and other Assets Less Liabilities = .03%
Corporate Bonds = 0.5%
Common Stocks = 99.2%

TOTAL VALUE OF PORTFOLIO (12/31/96) $997,925,767
---------------------------------------------------------------

                                                            % OF
              TOP 10 HOLDINGS                  VALUE      PORTFOLIO
Warner-Lambert Co.                          $70,995,000      7.1%
Schering-Plough Corp.                        52,583,475      5.3
Texaco, Inc.                                 46,776,188      4.7
Avon Products                                39,644,750      4.0
Chubb Corp.                                  34,115,125      3.4
PepsiCo, Inc.                                33,564,375      3.4
Raychem Corp.                                30,910,222      3.1
Chrysler Corp.                               30,683,400      3.1
International Business Machines              30,200,000      3.0
Mellon Bank Corp.                            28,243,800      2.8

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE BOND FUND
seeks to serve those who are less willing to accept the risks associated with stocks through investment in income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper. The average maturity of the Fund will be intermediate, which is defined as being between 7 and 9 years.

INVESTMENT OBJECTIVE & POLICY: To generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed-income securities. This is accomplished by retaining maximum flexibility in the management of its portfolio consisting mainly of corporate debt instruments.

- MONTHLY INCOME FROM A PORTFOLIO OF HIGH-QUALITY CORPORATE AND GOVERNMENT OBLIGATIONS.

- INTERMEDIATE MATURITIES -- YIELDS ARE USUALLY HIGHER THAN SHORT-TERM FUNDS, BUT WITH LOWER VOLATILITY OF RETURNS THAN LONG-TERM FUNDS.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Bond Fund falls on this continuum.

                        ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of high-quality taxable debt securities including corporate debt securities rated within the three highest credit categories by Standard & Poor's Corporation (AAA, AA or A) or Moody's Investors Service, Inc. (Aaa, Aa or A), U.S. and Canadian Government obligations, mortgage-backed securities, and the highest investment grade commercial paper rated by Moody's Investors Service, Inc. (Prime-1 or Prime-2) or by Standard & Poor's Corporation (A-1 or A-2).
    The Fund may invest up to 10% of the portfolio in securities rated BBB by Standard & Poor's Corporation or of comparable quality by Moody's Investor's Service, Inc. These securities are commonly referred to as medium-grade securities. Securities in this ratings group are considered by Moody's to have some speculative characteristics. While interest payments and principal security appear adequate at the present time, such securities lack certain protective elements or may be characteristically unreliable over any great period of time.

    Should subsequent events cause the rating of BBB securities to fall below this rating, the Fund's Investment Manager, Nationwide Advisory Services, Inc., will consider such an event in determining whether the Fund should continue to hold that security. In no event, however, would the Fund be required to liquidate any portfolio security where the Fund would suffer a loss on the sale of such security.

PORTFOLIO MANAGER: Douglas Kitchen, CFA -- is the portfolio manager of the Nationwide(R) Bond Fund. He joined Nationwide in 1986 as a securities analyst and began managing the Nationwide(R) Bond Fund on March 11, 1997. From 1992 to March 11, 1997, he managed the bond portfolio for the Nationwide Foundation. Kitchen received a Bachelor of Arts in Geology from Thiel College and a Bachelor of Science in Finance from The Ohio State University and is a Chartered Financial Analyst.

CALENDAR YEAR TOTAL RETURNS (Excluding sales charge)*

 1996        1995       1994       1993      1992       1991       1990      1989      1988      1987
 1.5%       24.2%      (8.1%)     10.7%      8.0%      16.9%       8.2%     10.7%      8.2%      0.3%

 1986        1985       1984       1983      1982       1981
12.9%       19.1%      14.1%       6.0%     31.0%       2.2%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS*
(For periods ending 12/31/96, $1,000 lump-sum investment minus 4.5% sales charge.)

1 Year     5 Year      10 Year
-------------------------------
(3.1%)      5.7%        7.2%
-------------------------------

*Total returns reflect market appreciation or depreciation, dividends and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes. Past performance is not a guarantee of future results. Investment return and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

                                 [PIE CHART]
U.S. Government Bonds = 4.0%
Canadian Government Bonds = 4.7%
Commercial Paper, Repurchase
Agreements and other Assets And Liabilities = 2.1%
Mortgage Backed Securities = 9.5%
Corporate Bond = 79.7%

TOTAL VALUE OF PORTFOLIO (12/31/96) $128,627,612
---------------------------------------------------------------

                                                            % OF
               TOP 10 HOLDINGS                 VALUE      PORTFOLIO
Federal National Mortgage Association        $8,432,706      6.6%
Berkley, (W.R.) Corp.                         5,950,555      4.6
Seagram (JE) & Sons                           5,715,775      4.4
U.S. Treasury Note                            5,264,060      4.1
Prudential Surplus Note                       5,052,515      3.9
Armstrong World Ind.                          4,839,856      3.8
AMBAC Inc.                                    4,798,932      3.7
Aetna Life & Casualty                         4,242,173      3.3
English China Clays                           4,098,672      3.2
Loew's Corp.                                  3,984,390      3.1

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE TAX-FREE INCOME FUND
is designed for investors seeking high monthly income free from Federal income tax* with the degree of safety provided by high-quality municipal bonds.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income exempt from Federal income tax* as is consistent with the preservation of capital through investing in a diversified portfolio of high-quality intermediate-term municipal obligations with maturities ranging from three to 10 years and long-term municipal obligations with maturities in excess of 10 years.

- MONTHLY INCOME FROM AN INTERMEDIATE TO LONG-TERM MATURITY PORTFOLIO OF HIGH-QUALITY MUNICIPAL BONDS.

- INCOME FREE FROM FEDERAL TAXES.*

*Investors may be subject to state and local tax and the Federal alternative minimum tax.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Tax-Free Income Fund falls on this continuum.

                                  ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of municipal obligations rated within the three highest credit categories (safest investment grades) assigned by Moody's Investors Services, Inc. ("Moody's"), and Standard & Poor's Corporation ("Standard & Poor's"), or, if not rated, equivalent investment quality as determined by Nationwide Advisory Services, Inc.
    Such obligations include: (1) municipal securities backed by the full faith and credit of the United States; (2) municipal bonds rated within the three highest credit categories Aaa, Aa, or A by Moody's and/or AAA, AA, or A by Standard & Poor's; (3) state and municipal notes rated MIG-1, MIG-2, and MIG-3 by Moody's; and (4) other types of municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by Standard & Poor's.
    The Fund may, on a temporary basis or for defensive purposes, hold and invest up to 20% of its assets in cash and in temporary taxable investments such as Treasury notes, bills and bonds with remaining maturities of one year or less. The Fund has, however, adopted an investment restriction which requires it to invest at least 80% of its net assets in the types of securities listed in the preceding paragraphs.
    Although the Fund seeks to reduce risk by investing in a diversified portfolio of high-quality securities, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Alpha Benson, MBA -- is the portfolio manager of the Nationwide(R) Tax-Free Income Fund. She joined Nationwide in 1977 as a financial analyst in the Securities Investment Department. She has managed the Tax-Free Income Fund since its inception in March 1986. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.

CALENDAR YEAR TOTAL RETURNS (Excluding CDSC)*

 1996        1995       1994       1993      1992       1991       1990      1989      1988      1987
 3.7%       17.5%      (9.1%)     12.7%      9.5%      10.8%       6.0%     10.3%     10.2%     (3.6%)

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS*
(For periods ending 12/31/96, $1,000 lump-sum investment minus the applicable contingent deferred sales charge (CDSC) imposed on redemptions, which declines from 5% in the first year to 0% after 5 years.)

1 Year     5 Year     Life(+)
----------------------------
(1.3%)      6.3%       6.5%
----------------------------

*Total returns reflect market appreciation or depreciation, dividends and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes. Past performance is not a guarantee of future results. Investment return and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

(+)The Tax-Free Income Fund began operations on 3/17/86.

                                 [PIE CHART]

Aa rated = 46.4%
A rated = 23.4%
Aaa rated = 30.2%

TOTAL VALUE OF PORTFOLIO (12/31/96) $260,563,239
---------------------------------------------------------------
TOP TEN HOLDINGS (BY STATE)

                                                            % OF
                                               VALUE      PORTFOLIO
Texas                                       $35,901,363      13.8%
Virginia                                    35,461,194..     13.6
Illinois                                     25,109,519       9.6
Washington                                   18,971,476       7.3
North Carolina                               18,072,256       6.9
South Carolina                               14,755,881       5.7
Alabama                                      12,981,925       5.0
Wisconsin                                    10,950,119       4.2
Pennsylvania                                  9,305,956       3.6
Massachusetts                                 8,023,063       3.1

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE U.S. GOVERNMENT INCOME FUND
is designed for investors seeking high monthly income, reduced share price fluctuations and the relative safety generally associated with a portfolio of intermediate-term U.S. government obligations.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between three and 10 years.

- MONTHLY INCOME FROM A PORTFOLIO OF U.S. GOVERNMENT AND AGENCY OBLIGATIONS.

- INTERMEDIATE-TERM PORTFOLIO SEEKS LOW PRICE FLUCTUATION.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the U.S. Government Income Fund falls on this continuum.
                                           ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: The Fund will normally invest all of its net assets in securities issued by the U.S. government, its agencies and instrumentalities and in repurchase agreements collateralized by these securities.
    The Fund may invest up to 80% of its net assets in mortgage-related securities which represent part ownership of a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Certain government agencies also issue collateralized mortgage obligations (CMOs) which are fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs.
    The Fund may also invest up to 20% in zero-coupon securities that are direct obligations of the U.S. government and its agencies and instrumentalities. Short-term securities of the Fund will include obligations with remaining maturities of less than one-year issued by the U.S. government, its agencies or instrumentalities, and repurchase agreements.
    In selecting securities for the Fund, the investment manager utilizes interest-rate expectations, yield-curve analysis, economic forecasting, market sector analysis, and other security selection techniques. The Fund's investments will be concentrated in areas of the bond market (based on sector, coupon or maturity) the investment manager believes are relatively undervalued.
    Although the Fund seeks to reduce risk by investing in securities backed by the U.S. government and its agencies and instrumentalities, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGERS: Wayne Frisbee, CFA; Kimberly Bingle, CFA, FLMI; and Gary Hunt, MBA -- are the portfolio managers for the Nationwide(R) U.S. Government Income Fund. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the Nationwide(R) U.S. Government Income Fund since its inception in February of 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst. Bingle joined Nationwide in 1986 as a securities analyst and began managing the Nationwide(R) U.S. Government Income Fund on March 11, 1997. From April of 1992 to March 11, 1997, she managed the Fixed Income Fund which is part of the Nationwide Insurance Enterprise incentive savings plan. Prior to April 1992, she co-managed the Nationwide Foundation bond portfolio. Bingle received a Bachelor of Arts in Finance from The Pennsylvania State University. She is a Chartered Financial Analyst and a Fellow of the Life Management Institute. Hunt joined Nationwide in 1992 as a securities analyst and began managing the Nationwide(R) U.S. Government Income Fund on March 11, 1997. In his career at Nationwide, Hunt has been responsible for the analysis of agency CMOs and U.S. treasury securities. In addition, he has managed the commercial mortgage-backed securities sector for Nationwide Life Insurance Company and its affiliates. Hunt received a Bachelor of Science in Finance and a Master of Business Administration from The Ohio State University.

CALENDAR YEAR TOTAL RETURNS (Excluding CDSC)*

 1996        1995       1994              1993
 3.3%       18.6%      (3.6%)             8.8%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS
(For periods ending 12/31/96, $1,000 lump sum investment minus the applicable contingent deferred sales charge (CDSC) imposed on redemptions, which declines from 5% in the first year to 0% after 5 years.)

                  1 Year             Life(+)
            --------------------------------------
                  (1.6%)              6.5%
            --------------------------------------

*Total returns reflect market appreciation or depreciation, dividends and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes. Past performance is not a guarantee of future results. Investment return and principal will fluctuate, and when redeemed, shares may be worth more or less than original cost.

(+)The U.S. Government Income Fund began operations on 2/10/92.

                                 [PIE CHART]

Mortgage-Backed Securities = 78.8%
U.S. Government and Agency Long-Term Obligations = 18.4%
Repurchase Agreements & Other Assets Less Liabilities = 2.8%


TOTAL VALUE OF PORTFOLIO (12/31/96) $39,100,925
---------------------------------------------------------------
TOP 10 HOLDINGS

                                                                     % OF
                                                        VALUE      PORTFOLIO
FHLMC REMIC Series 1462-PT                            $5,102,290      13.0%
FNMA REMIC Series 1993-203 PJ                          4,882,900      12.5
FHLB, 2001                                             4,001,300      10.2
FNMA REMIC Series 92-151-H                             3,742,000       9.6
FHLMC REMIC Series 1344-D                              3,726,240       9.5
FHLMC REMIC Series 31-E                                3,467,758       8.9
FNMA REMIC Series 1313-G                               3,033,864       7.8
FHLMC REMIC Series 1990-7-B                            2,638,031       6.7
FNMA REMIC Series 1992-81-Z                            2,346,703       6.0
FNMA REMIC Series 92-126                               1,546,227       4.0

                 OBJECTIVES, MANAGEMENT, PERFORMANCE & HOLDINGS

THE MONEY MARKET FUND
is designed to serve investors who seek monthly income at current market rates while maintaining share price stability -- principal is not intended to fluctuate. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high-quality money market instruments maturing in 397 days or less. This is accomplished by investing mainly in debt securities, but the Fund shall retain maximum flexibility in the management of its portfolio.

- MONTHLY INCOME WITH QUICK LIQUIDITY THROUGH CHECK-WRITING PRIVILEGE.

- HISTORICALLY MAINTAINED A FIXED SHARE PRICE THROUGH HIGH-QUALITY, SHORT-TERM SECURITIES.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Money Market Fund falls on this continuum.

                                                   ++
ARROW

More risk; greater        Less risk; lower
potential for reward.     growth potential.

PORTFOLIO MANAGEMENT: Emphasis is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. The portfolio consists of high-quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: U.S. government and agency obligations; U.S. dollar denominated obligations of foreign governments; obligations of commercial banks which have assets over $500 million, and the 50 largest foreign banks with U.S. branches; CDs of savings associations with assets over $500 million which are FDIC members; taxable or partly taxable obligations issued by state, county or municipal governments; commercial paper rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations (NRSROs); corporate obligations at the time of purchase with the two highest investment grades assigned by the NRSROs; and repurchase agreements collateralized by any of the above. While it is generally intended to invest in the above short-term debt issues, there are no restrictive provisions covering the proportion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors. Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Patricia A. Mynster, Director of Short-Term
Investments -- began managing the Money Market Fund in July 1997 and has managed short-term investments for over 20 years. She received a Bachelor of Arts degree in Business Administration from Otterbein College. She has held her current position as Director of Short-Term Investments for the Nationwide Enterprise since 1991.

CALENDAR YEAR TOTAL RETURNS*

 1996      1995     1994     1993     1992     1991     1990     1989     1988      1987
 5.0%      5.5%     3.7%     2.6%     3.2%     5.6%     7.8%     8.9%     7.1%      6.2%

 1986      1985     1984
 6.3%      7.9%     10.4%

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS*
(For periods ending 12/31/96, $1,000 lump-sum investment. There are no sales charges on Money Market investments.)

1 Year     5 Year     10 Year
------------------------------
 5.0%       4.0%        5.6%
------------------------------

*Total returns reflect dividends reinvested for the periods ended December 31. Although the Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more. Fund results shown for the periods indicated are without adjustment for any income taxes payable by a shareholder on reinvested distributions. The current yield of the Money Market Fund may be more reflective of what you could earn if you invested today. Call 1-800-637-0012 for the most recent current yield.

                                 [PIE CHART]

Commercial Paper = 93.4%
Canadian Government Obligations, Coporate Notes & Other Assets
Less Liabilities = 3.2%
U.S. Government & Agency Obligations = 3.4%


TOTAL VALUE OF PORTFOLIO (12/31/96) $748,610,423
---------------------------------------------------------------
TOP 10 HOLDINGS

                                                            % OF
                                               VALUE      PORTFOLIO
Goldman Sachs Group                         $34,032,486      4.5%
Metropolitan Life Ins. Co.                   31,112,020      4.2
Caterpillar Financial Services               30,900,003      4.1
Old Republic Corp.                           30,869,506      4.1
Banc One Corp.                               30,593,786      4.1
National Rural Utilities Finance Corp.       30,507,710      4.1
Ford Motor Credit Co.                        30,182,033      4.0
Bear Stearns                                 28,586,165      3.8
Walt Disney Co.                              28,453,542      3.8
Dean Witter Disover & Co.                    28,156,851      3.8

                         NATIONWIDE(R) FAMILY OF FUNDS

MINIMUM INVESTMENT

GROWTH FUND; NATIONWIDE FUND; BOND FUND A minimum investment of $250 is required, and subsequent investments of $25 or more may be made at any time.
                                     --OR--
You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $25 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing and Money Purchase Plans.

There is an initial sales charge for investments made in the above Funds. Sales charges decline as the amount invested increases according to the chart on page 20.

There are no sales charges on dividends and capital gains reinvested, nor is there a charge for redeeming your investment.

TAX-FREE
INCOME FUND;
U.S. GOVERNMENT
INCOME FUND
A minimum investment of $1,000 is required, and subsequent investments of $100 or more may be made at any time.
                                     --OR--
You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. The U.S. Government Income Fund is also available for certain qualified plans, i.e. Individual Retirement Accounts
(IRA), Simplified Employee Pensions (SEP), Profit Sharing and Money Purchase Plans.

There is NO initial sales charge for investments made in the above Funds. However, a contingent deferred sales charge (CDSC, see page 18) may apply to redemptions made in these Funds. The CDSC declines to 0% after 5 years.

There is never a CDSC
on withdrawals of
dividends and capital
gains (reinvested
or taken in cash), or
realized account
appreciation.

MONEY
MARKET FUND
A minimum investment of $1,000 is required, and subsequent investments of $100 or more may be made at any time.
                                     --OR--
You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing and Money Purchase Plans.

There are NO sales charges for Money
Market Fund investments or
withdrawals.


[PHOTOGRAPH]


 Joscelyne Swift and her sister, Colbi, Nationwide(R) Fund shareholders, hunt for Easter eggs.

                         NATIONWIDE(R) FAMILY OF FUNDS

HOW TO PURCHASE SHARES

YOU MAY INVEST IN THREE CONVENIENT WAYS:

BY MAIL -- Complete the enclosed application and mail with your check or other negotiable bank draft payable to: NATIONWIDE ADVISORY SERVICES, INC., THREE NATIONWIDE PLAZA, P.O. BOX 1492, COLUMBUS, OHIO 43216-1492. Purchases must be made in U.S. dollars only. The share price you receive will be determined as of the close of business on the day the properly completed application is received by Nationwide Advisory Services, Inc. (NAS) in Columbus, Ohio. Checks or drafts drawn on non-U.S. banks are not accepted. NAS reserves the right to refuse certain third-party checks.

BY WIRE -- To avoid mail delays on initial and subsequent investments, you can request that your bank transmit funds (Federal Funds) by wire to the Fund's custodian bank. In order to use this method, you must call NAS by 11 A.M. Eastern Time, and the wire must be received by the custodian bank by 2 P.M. Eastern Time. The bank that wires your money may charge you a fee for this service. IF YOU CHOOSE THIS METHOD TO OPEN YOUR ACCOUNT, YOU MUST CALL OUR TOLL-FREE NUMBER BEFORE YOU WIRE YOUR INVESTMENT. If this is an initial investment, you must then complete and mail the application found in this prospectus.

BY TELEPHONE (NAS NOW) -- By calling 1-800-637-0012, 24 hours a day, seven days a week you will be connected to our new automated voice-response system, NAS NOW. It gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.

IN ORDER TO USE NAS NOW TO MAKE A PURCHASE YOU MUST COMPLETE ITEM 15 ON THE APPLICATION.

    The net asset value per share for each fund is determined as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio to materially affect the net asset value of a fund. The funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.
    The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. The purchase prices of the funds are determined as follows:

GROWTH, FUND, AND BOND PURCHASE PRICE
Shares of the above funds are purchased at the offering price. The offering price is determined by adding the sales charge (based as a percentage of the offering price) to the net asset value per share. THE SALES CHARGE IS DETERMINED ACCORDING TO THE "SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS" SECTION ON PAGE
20. In determining net asset value, portfolio securities listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Expenses and fees are accrued daily.


           [PHOTOGRAPH]


            Anthony Lindsay, Growth Fund shareholder, holds his sister, Victoria, Growth Fund and Tax-free Fund shareholder.

TAX-FREE INCOME, U.S. GOVERNMENT INCOME, AND MONEY MARKET PURCHASE PRICE Shares of the above funds are purchased at net asset value. In determining net asset value, portfolio securities (except in the Money Market Fund) are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in

                         NATIONWIDE(R) FAMILY OF FUNDS

such securities, and by comparing valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trusts. Securities of the Funds listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Boards of Trustees. Investments in the Money Market Fund are valued at amortized cost. Expenses and fees are accrued daily.

HOW TO SELL (REDEEM) SHARES

You can sell (redeem) all, or any part of, your shares of any Fund at any time. Shares are redeemed at net asset value at the close of the New York Stock Exchange on the day the properly completed request is received by Nationwide Advisory Services, Inc. (NAS), at its offices in Columbus, Ohio. A CONTINGENT DEFERRED SALES CHARGE MAY APPLY TO REDEMPTION OF SHARES OF THE TAX-FREE INCOME OR U.S. GOVERNMENT INCOME FUNDS (see "Contingent Deferred Sales Charge," page
18).
    Requests for redemptions may be in writing or by telephone (if authorized). Payment for shares redeemed is made within 3 days of receipt. The value of shares redeemed depends upon the market value of the investments of each fund at the time of redemption and may be more or less than the shareholders' cost.
    You cannot redeem investments which have been on deposit for a period of less than 12 days. This is to assure that your check has cleared. To avoid this possible 12-day delay, you may make your investment by wire (see "How To Purchase Shares by Wire," page 17). You will receive a confirmation each time a liquidation of shares is requested. Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the "How To Purchase Shares" section, page 16), or if trading is restricted or if any emergency exists.

YOU CAN REDEEM IN ANY OF THE FOLLOWING WAYS:

BY TELEPHONE

   NAS NOW -- By calling 1-800-637-0012, 24 hours a day, seven days a week, you will automatically have access to NAS NOW to make a redemption (check mailed to address of record) unless you declined the option in item 8 of the application. Additional NAS NOW redemption options are also available, if elected, in item 8. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.

   CUSTOMER SERVICE LINE -- A check payable to the registrant of record can be mailed to the address of record, unless you declined the option in item 8 of the application. Redemptions of $1,000.00 or more can be wired directly to your account at a commercial bank (voided check must be attached to the application) or sent via Western Union, if elected in item 8 of the application. For additional information on Western Union, please refer to page 18 of the prospectus.

   Telephone redemptions for IRAs are available upon receipt of the proper forms. These redemptions will be subject to mandatory 10% federal income tax withholding, unless you elect out of withholding. For further information, or to request these forms, please call our customer service line at 1-800-848-0920.

   You must call our toll-free number by 4:00 p.m. Eastern Time to receive that day's closing share price.

   The Funds will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Funds will not be liable for any loss, injury, damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine, and the Funds will be held harmless from any loss, claims or liability arising from its compliance with such instructions. These options are subject to the terms and conditions set forth in the prospectus and all telephone transaction calls may be tape recorded. The Funds reserve the right to revoke this privilege at any time and request the redemption in writing, signed by all shareholders. (Redemptions through NAS NOW, the automated voice-response system, will be limited to the following registrations: Individual, Joint, Transfer on Death, Trust, and Uniform Gift/Transfer to Minor accounts. Western Union redemptions are not allowed through NAS NOW.)

   BY BANK WIRE -- Your funds will be wired to your bank on the next business day after your redemption order has been processed. A $5 fee will be deducted from the proceeds for this service. Your financial institution may also charge you a fee for receipt of the wire. (If elected, this authorization will remain in effect until written notice of its termination is received by NAS.)

   BY ACH -- Your funds will be sent via ACH to your bank account on the second business day after your redemption

                         NATIONWIDE(R) FAMILY OF FUNDS

   order has been processed. There is no fee to receive your funds via ACH. (If elected, this authorization will remain in effect until written notice of its termination is received by NAS.) Funds sent through the automated clearing house should reach your bank in two business days.

   BY WESTERN UNION -- With Western Union's Quick Cash(R) service, you can receive your redemptions the next day across the United States or throughout the world. If you have elected, you can phone in your request to receive funds, next business day, at 24,000 locations - including major supermarkets and mail-box type outlets - many open 24 hours a day, seven days a week. The fee for the Western Union service is $9.50 per $10,000.00. Funds being sent outside of The United States may be subject to a higher fee. This fee is deducted from your account.

BY MAIL OR FAX (NO MINIMUM) -- Write or fax to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX
(614) 249-8705. Please be sure that your letter or facsimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the withdrawal are included. For example, if your account is registered John Doe and Mary Doe, 'Joint Tenants With Right of Survivorship,' then both John and Mary must sign the redemption request. For an IRA redemption, you must include date of birth. Also, you must indicate whether or not you wish Federal income tax (not less than 10%) to be withheld from the distribution. The distribution will be processed effective the date the signed letter or fax is received. Fax requests received after 4 P.M. Eastern time will be processed as of the next business day. NAS reserves the right to require the original document if you use the fax method.

BY MONEY MARKET CHECK WRITING -- Money Market shareholders receive free check writing privileges (see Privilege 10, page 23 for more details). If you wish to withdraw your money this way, please complete Section 12 of the application. You pay no fee for this service, but the Fund reserves the right to charge for it or to terminate this service.
    IF YOU HAVE MONEY MARKET CHECK WRITING PRIVILEGES, YOU SHOULD NOT ATTEMPT TO REDEEM YOUR ENTIRE ACCOUNT BY WRITING A CHECK. This is because dividends are accrued daily which will not be credited to your account until the end of the month. This could result in a small remaining balance, which would be subject to the $2 per month fee on Money Market accounts below minimum requirements.

ALTERNATE METHODS -- In the event of significant market activity, it may be difficult to reach Nationwide Advisory Services, Inc. by telephone. If so, an investor may choose to use alternate methods to contact NAS such as sending instructions by a special delivery service, or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NAS reserves the right to require the original document.

CONTINGENT DEFERRED SALES CHARGE
(TAX-FREE INCOME FUND AND U.S. GOVERNMENT INCOME FUND ONLY)
A contingent deferred sales charge will be imposed on any redemption which causes the current value of your account to fall below the total amount of all purchases made during the preceding five years. THE CONTINGENT DEFERRED SALES CHARGE IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION. The contingent deferred sales charge applies only to the lesser of the original investment or current market value.
    Where the charge is imposed, the amount of the charge will depend on the number of months since you made the purchase payment from which an amount is being redeemed, according to the following table:

Months since purchase  0-     13-    25-    37-    49-    61 &
payment was made       12     24     36     48     60     over
----------------------------------------------------------------
Contingent deferred
sales charge
percentage             5%     4%     3%     2%     1%     none

    For purposes of the charge, it is assumed that the oldest shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.
    Your money will earn daily dividends through the date of liquidation. If you redeem all of your shares, you will receive a check representing the value of your account, less any applicable contingent deferred sales charge, on the date of withdrawal, including all daily income dividends credited to your account through the date of withdrawal.
    THE CONTINGENT DEFERRED SALES CHARGE WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY. (Also see "Waiver of Contingent Deferred Sales Charge," page 22 for other situations where the contingent deferred sales charge will be waived.)

ACCOUNTS FALLING BELOW MINIMUM INVESTMENT REQUIREMENTS
Because of the high cost of maintaining small accounts, NAS MAY CLOSE ANY ACCOUNT WHICH, AS A RESULT OF REDEMPTIONS, HAS A VALUE OF LESS THAN $250 (EXCLUDING AUTOMATIC ASSET

                         NATIONWIDE(R) FAMILY OF FUNDS

ACCUMULATION(SM) accounts). However, you will be notified if your account value is less than the required minimum, and you will be allowed 90 days to make additional investments before the account is liquidated.
    IN THE CASE OF A MONEY MARKET FUND ACCOUNT BELOW THE MINIMUM, ON AVERAGE FOR ANY MONTH, A $2 MONTHLY FEE WILL BE ASSESSED. The fee is deposited into the Fund to offset the expenses of carrying these small accounts. Shares are redeemed in the first week of the following month to cover the fee.

SIGNATURE GUARANTEE
NAS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which include, but are not limited to, certain banks, credit unions, savings associations, and member firms of national security exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations.


[PHOTOGRAPH]


Alexandra Marie Bukeavich, Bond Fund shareholder.

INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH(SM) -- This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends into one of the common stock funds (Growth or Fund).
    An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then automatically invested into the common stock funds (Growth or Fund) at the offering price. Money Market Plus Growth(SM) gives investors stability of principal through the Money Market's fixed share price, which is unaffected by market swings, and its portfolio of high quality, short-term money market investments. And the Money Market offers instant liquidity through unlimited free checking ($500 minimum), telephone redemption, or NAS NOW -- all without penalty for early withdrawal. NOTE: Money Market Fund dividends reinvested into one of the stock funds are subject to applicable sales charges.

2 MONEY MARKET PLUS INCOME(SM) -- This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income and capital appreciation by reinvesting dividends into one of Nationwide's bond funds (Bond, Tax-Free Income or U.S. Government Income).
    An initial investment of $5,000 or more is made in the Money Market and monthly dividends are then reinvested into a bond fund. Money Market Plus Income(SM) allows investors the opportunity to capitalize on shifts in interest rates.
    When short-term interest rates increase, so do Money Market dividends. At the same time, bond fund share prices generally decrease. So, with Money Market Plus Income(SM), when you earn higher Money Market dividends, you can generally purchase more bond fund shares at lower prices. Conversely, when interest rates and Money Market dividends decrease, bond fund share prices usually increase -- you will automatically buy fewer bond fund shares at higher prices. Money Market Plus Income(SM) provides investors with stability of principal, instant liquidity through Money Market free checking ($500 minimum), telephone redemption, or NAS NOW, and the opportunity for greater income and capital appreciation. NOTE: Money Market Fund dividends reinvested into one of the bond funds are subject to applicable sales charges.

3 AUTOMATIC ASSET ACCUMULATION(SM) -- This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an

                         NATIONWIDE(R) FAMILY OF FUNDS

extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at inflated prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
    You can get started with Automatic Asset Accumulation(SM) for as little as $25 a month (Growth, Fund or Bond), or $100 a month (Tax-Free Income, U.S. Government Income or Money Market). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth(SM) or Money Market Plus Income(SM) investor strategies.

4 AUTOMATIC ASSET ALLOCATION(SM) -- This strategy is for investors who want to set up an account in more than one of our funds. This allows you to further diversify your portfolio to accommodate your unique needs. If you set up your account with Automatic Asset Accumulation(SM), additional investments can be automatically allocated among the funds based upon your initial percentage. You must satisfy the account minimum requirements (subsequent investments) of each fund in which you invest. Changes to your percentage allocation can be made by calling toll-free 1-800-848-0920.

5 AUTOMATIC ASSET TRANSFER(SM) -- This systematic investment plan is designed especially for investors who want to invest $5,000 or more in the stock or bond funds, but not all at one time. An initial investment of $5,000 or more is made in the Money Market Fund, then a fixed amount that you predetermine is transferred systematically monthly or quarterly into another Fund ($50 minimum transfer, $100 minimum for the Tax-Free Income Fund and U.S. Government Income
Fund). The money is transferred on the 25th day of the month or on the business day preceding the 25th day. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Money Market to any Fund you select buys more shares when share prices fall during low markets and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.
    Those who have a more conservative outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another Fund over a longer period of time, while those with a more aggressive outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Money Market, along with the stability offered by the Money Market's fixed share price.

6 AUTOMATIC WITHDRAWAL PLAN(SM) ($50 OR MORE) -- You may have checks for any fixed amount of $50 or more automatically sent bi-monthly, monthly, quarterly, three times/year, semi-annually or annually, to you (or anyone you designate) from your account. WITHDRAWALS MADE FROM THE TAX-FREE INCOME FUND OR U.S. GOVERNMENT INCOME FUND UNDER THIS PLAN, LIKE OTHER REDEMPTIONS, MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.
    NOTE: If your monthly withdrawals exceed the monthly dividends from your account, you will be depleting principal, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling Nationwide Advisory Services, Inc. (NAS) toll-free at 1-800-848-0920.

1 NO SALES CHARGE ON MONEY MARKET -- You pay no sales charge when you invest or redeem in the Money Market.

2 SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS

INITIAL SALES CHARGE DISCOUNT
For purchases of the Growth, Fund and Bond Funds, your sales charge percentage will be reduced according to the chart below:

-----------------------------------------------------------

        SALES CHARGE SCHEDULE          As a percentage of:
   If your investment plus the value  Offering      Amount
       of other shares held is:        Price       Invested
-----------------------------------------------------------
less than $50,000, the sales charge
  is:                                    4.5 %        4.71%
$50,000 but less than $100,000           4.0 %        4.17%
$100,000 but less than $250,000          3.0 %        3.09%
$250,000 but less than $500,000          2.0 %        2.04%
$500,000 but less than $1,000,000        1.0 %        1.01%
$1,000,000 but less than $5,000,000      0.25%        0.25%
$5,000,000 or more                       0.0 %        0.0 %

    Shareholders can receive even greater discounts through the cumulative effect of the discounts below:

LIFETIME ADDITIONAL DISCOUNT
The sales charge is computed at the rate applied to the amount invested plus the accumulated value of all shares held in any of the Nationwide Family of Funds (except Nationwide Money Market Fund) including shares acquired by reinvestment of dividends and capital gains distributions.

                         NATIONWIDE(R) FAMILY OF FUNDS

FAMILY MEMBER DISCOUNT
In addition, all shares held in any Fund accounts (except Nationwide Money Market Fund) of members of the registrant's family may be included, provided these family members reside at the registrant's address.
    For other discount privileges, see "Insurance Proceeds or Benefits Discount Privilege" and "Letter of Intent (LOI) Discount," page 21.

3 NO SALES CHARGE ON REINVESTMENTS(SM) -- All dividends and capital gains may be reinvested free of charge within the same Fund. The Trust will not mail checks for dividends of less than $5. Dividends will be reinvested, and you will receive a confirmation.

4 EXCHANGE PRIVILEGE(SM) -- The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. There is no administrative fee, exchange fee or limit to the number of exchanges permitted. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. (Shares of the Fund exchanged to must be registered in the shareholder's state of residence).

EXCHANGES FROM GROWTH, FUND, BOND, AND MONEY MARKET FUNDS
Shares of the Growth, Fund and Bond Funds may be exchanged among any of Nationwide's Family of Funds without sales charge, and shares of the Tax-Free Income or U.S. Government Income Funds acquired as a result of such exchanges will not be subject to the applicable contingent deferred sales charge normally assessed on redemptions.
    Exchanges from the Money Market Fund to any other Fund will be subject to applicable sales charges. (For exchanges to the Growth, Fund or Bond Funds, see "Sales Charge Schedule and Available Discounts" on page 20. For exchanges to the Tax-Free Income or U.S. Government Income Funds, see "Contingent Deferred Sales Charge," page 18).

EXCHANGES FROM TAX-FREE INCOME AND U.S. GOV'T INCOME FUNDS
Shares of the Tax-Free Income and U.S. Government Income Funds may be exchanged between these two Funds without incurring any contingent deferred sales charges. For exchanges to the Growth, Fund or Bond funds, the applicable contingent deferred sales charge will be waived, but the investor will be subject to the normal sales charges for the Growth, Fund and Bond funds according to "Sales Charge Schedule and Available Discounts," page 20.
    NOTE: Shareholders moving money to the Money Market Fund are subject to the applicable contingent deferred sales charge on their redemption of Tax-Free Income Fund or U.S. Government Income Fund shares.

EXCHANGES MAY BE MADE THREE CONVENIENT WAYS:

BY TELEPHONE

    NAS NOW -- You can automatically process exchanges by calling 1-800-637-0012, 24 hours a day, seven days a week. However, if you declined the option in item 7 of the application, you will not have this automatic exchange privilege. NAS NOW also gives you quick, easy access to mutual fund information. Select from a menu of choices to conduct transactions and hear fund price information, mailing and wiring instructions as well as other mutual fund information.

    CUSTOMER SERVICE LINE -- By calling 1-800-848-0920, you may exchange shares by telephone if the shares are not issued in certificate form. Requests may be made only by the account owner(s). You must call our toll-free number by 4:00 p.m. Eastern Time to receive that day's closing share price.

    NAS may record all instructions to exchange. NAS reserves the right at any time without prior notice to suspend, limit or terminate the telephone exchange privilege or its use in any manner by any person or class.

    The funds will employ the same procedure described under "How to Sell (Redeem) Shares" on page 18 to confirm that the instructions are genuine.

BY MAIL -- An exchange may be made by writing to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Please be sure that your letter is signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.

ALTERNATE METHODS -- In the event of significant market activity, it may be difficult to reach NAS by telephone. If so, an investor may choose to use alternate methods to contact NAS such as sending instructions by a special delivery service or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NAS reserves the right to require the original document.

5 INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE (GROWTH, FUND OR BOND FUNDS
ONLY) -- If the funds used to purchase shares come from proceeds or benefits of an

                         NATIONWIDE(R) FAMILY OF FUNDS

insurance policy issued by any of the Nationwide Enterprise of insurance companies or their affiliated companies, the sales charge is one-half the rate established, provided the purchase is made within 60 days after receipt of the proceeds or benefits.

6 LETTER OF INTENT (LOI) DISCOUNT -- This discount permits you to purchase shares of the Growth, Fund or Bond funds at a reduced cost during a 13-month period if the amount invested, or the value of shares held by you and other family members of your household, plus the amount invested (excluding investments in Nationwide Money Market Fund), equals or exceeds $50,000. LOI is not a binding obligation upon the investor to buy the shares. It is merely a statement of intent.
    By marking the appropriate box and signing the application, you indicate your intention to complete the appropriate LOI. The LOI will be completed when your new investments, together with the value of all existing shares held by you, your spouse, minor children, and other family members of your household, total an amount equal to the amount checked on the application. You obtain a reduced sales charge on each share purchased during the 13-month period. The LOI may be backdated, up to 90 days, to include previous purchases under the reduced sales charge available under the LOI.
    If the intended investment is not completed, the investor will be asked to pay the difference between the sales charge actually paid and the sales charge due on the amount invested according to the "Sales Charge Schedule," page 20. If the difference is not paid within 20 days after written request, the investor irrevocably constitutes and appoints Nationwide Advisory Services, Inc. as their attorney-in-fact, with full power of substitution, to redeem an appropriate number of shares from their account to cover the amount due. For more details on the LOI Discount, call 1-800-848-0920.

7 NET ASSET VALUE PURCHASE PRIVILEGE (GROWTH, FUND, BOND FUNDS ONLY) -- All sales of shares to the public are made at the public offering price, except the following sales made at net asset value: (1) shares sold through institutional sales to other registered investment companies affiliated with Nationwide Advisory Services, Inc., (2) shares issued on transfer of investments from the Growth, Fund or Bond funds to another Fund in the Nationwide Family of Funds (see "Exchange Privilege," page 20), and (3) sales which may be made (a) to any pension, profit sharing, or other employee benefit plan for the employees of NAS, any of its affiliated companies, or investment advisory clients and their affiliates, (b) to Trustees and retired Trustees of NIF and NIF-II; directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Enterprise Companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) to directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Enterprise Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative, (d) any endowment or non-profit organization, (e) any pension, profit sharing, or deferred compensation plan which is qualified under section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value, upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, (f) any life insurance company separate account registered as a unit investment trust, and (g) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.

8 WAIVER OF CONTINGENT DEFERRED SALES CHARGE (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY) -- The contingent deferred sales charge is waived under the circumstances of a shareholder's (including either spouse on joint spousal accounts) death or permanent disability (see "Contingent Deferred Sales Charge," page 18). The contingent deferred sales charge is also waived on redemptions of shares effected by: (1) any of the classes of shareholders listed in Privilege 7, sections (1), and (3)(a) through (3)(f); and (2) shares redeemed that were acquired as a result of a transfer of investments from the Tax-Free Income, U.S. Government Income, Growth, Fund or Bond funds (see "Exchange Privilege," page 20).

9 NO SALES CHARGE ON A REPURCHASE -- If you redeem all or part of your Growth, Fund, or Bond Fund shares for which you paid sales charges, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the NIF Funds without a sales charge, within 30 days after the effective date of the redemption.
    If you redeem all or part of your Tax-Free Income Fund or U.S. Government Income Fund shares on which you paid a contingent deferred sales charge, you have a one-time privilege to reinvest all, or part, of the redemption proceeds in either of the NIF-II Funds within 30 days and receive credit for any

                         NATIONWIDE(R) FAMILY OF FUNDS

contingent deferred sales charge pro-rated according to the percentage of the reinvestment, e.g., 100% for a full reinvestment, etc.
    If you realize a gain on your redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

10 FREE CHECKING ACCOUNT PRIVILEGE (MONEY MARKET FUND ONLY) -- You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks by contacting one of our service representatives at 1-800-848-0920.

INVESTOR SERVICES

1 NAS NOW AUTOMATED VOICE RESPONSE SYSTEM -- Our toll-free number 1-800-637-0012 will connect you 24 hours a day, seven days a week to NAS NOW, our new automated voice response system. Through a selection of menu options, you can conduct transactions, hear fund price information, mailing and wiring instructions and other mutual fund information.

2 TOLL-FREE INFORMATION AND ASSISTANCE -- Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8 A.M. and 5 P.M. Eastern Time. Call toll-free: 1-800-848-0920. Or contact NAS at our FAX telephone number (614) 249-8705.

3 RETIREMENT PLANS (NOT AVAILABLE WITH THE TAX-FREE INCOME FUND) -- Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

4 MUTUAL FUND GIFT CERTIFICATES -- Gift Certificates may be purchased for special occasions such as birthdays, graduations, weddings and as appreciation gifts. Minimum subsequent purchase amounts: $25 in the Growth, Fund or Bond funds; $100 in the Tax-Free Income, U.S. Government Income, and Money Market funds. NOTE: Respective minimum purchase amounts ($250 for the Growth, Fund and Bond funds; $1,000 for the Tax-Free Income, U.S. Government Income and Money Market funds) must be met when using gift certificates to open new accounts. Contact one of our service representatives at 1-800-848-0920 for complete details and instructions.

5 SHAREHOLDER CONFIRMATIONS -- You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.

6 CONSOLIDATED STATEMENTS -- Growth and Fund shareholders receive quarterly statements as of the end of March, June, September and December. Bond, Tax-Free Income, U.S. Government Income and Money Market Fund shareholders receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your account.
    For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar-year transactions in all your Funds will be sent after year-end.

7 AVERAGE COST STATEMENT -- This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.
    Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The information on your average cost statement will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

                         NATIONWIDE(R) FAMILY OF FUNDS

8 SHAREHOLDER REPORTS -- All shareholders will receive reports semi-annually detailing the financial operations of the funds.

9 PROSPECTUSES -- Updated prospectuses will be mailed to you annually.

10 UNDELIVERABLE MAIL -- If mail from Nationwide Advisory Services, Inc. (NAS) to a shareholder is returned as undeliverable on two or more consecutive occasions, NAS will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until NAS receives notification of the shareholder's correct mailing address.

MANAGEMENT OF THE TRUSTS

The business and affairs of the funds are managed under the direction of their respective Boards of Trustees.
    Under the terms of the Investment Management Agreement, Nationwide Advisory Services, Inc. (NAS) manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trusts. NAS, an Ohio corporation, is a wholly-owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly-owned subsidiary of Nationwide Financial Services, Inc.
    The Funds pay the Investment Manager fees based on average daily net assets of that Fund at the rate of .5% per year. Currently the Money Market Fund pays the Investment Manager fees of .45% per year, with the remaining .5% waived.
    The Tax-Free Income and U.S. Government Income Funds pay the Investment Manager based on average daily net assets of each Fund at the rate of .65% on the first $250 million of average daily net assets, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million.
    At its option, the Investment Manager may waive any portion of the management fee charged to the Money Market Fund in order to offer shareholders the highest possible current yields consistent with the investment policies and types of permitted investments of the Fund.
    NAS, as Distributor of the Funds, markets the Funds. It also provides the administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, taxes, and regulatory reports. For accounting services, NAS receives a total annual fee of $48,000 from NIF Funds only.

MANAGEMENTS' DISCUSSION OF FUNDS' PERFORMANCE
Managements' discussion of the Funds' performance is contained in the Funds' Annual Report, which will be made available upon request and without charge by writing to NAS at Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call toll-free 1-800-848-0920.

TRANSFER AND DIVIDEND DISBURSING AGENT
NAS, through its wholly-owned subsidiary, Nationwide Investors Services, Inc.
(NIS), serves as transfer agent and dividend disbursing agent for the Trust.

DISTRIBUTION PLAN (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY)
The NIF-II Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940 which permits the Funds to compensate the Distributor for expenses associated with the distribution of its shares. Under the Plan, each Fund pays the Distributor compensation accrued daily and paid monthly at a maximum annual rate of .35% of the Trust's average daily net assets. Currently, the Tax-Free Income and U.S. Government Income Funds accrue daily and pay monthly to the Distributor compensation at the annual rate of .20% of the Funds' average daily net assets. The Distributor will continue to waive the remaining .15% until further written notice.
    The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (See "Contingent Deferred Sales Charge," page 18). Distribution expenses paid by the Distributor may include the costs of printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers.

EXPENSES
For the fiscal year ended October 31, 1996, the ratio of operating expenses to average net assets was .64% for Growth, .61% for Fund, .70% for Bond, .96% for Tax-Free Income, 1.06% for U.S. Government Income, and .60% for Money Market. The Growth, Fund, Bond and Money Market Funds will not bear expenses in excess of 1% of average daily net assets. Such limitations did not affect any of the funds during the year ended October 31, 1996.

THE EFFECT OF INTEREST RATES ON BOND VALUES

All bond prices (U.S. government, municipal and corporate) are affected by interest rates. Generally, as prevailing interest rates rise, the market value of bonds falls. Conversely, as interest rates fall, bond market values generally rise. Thus, if interest rates have

                         NATIONWIDE(R) FAMILY OF FUNDS

increased from the time a security was purchased for a Fund, that security's value could be less than cost, reducing the net asset value per share of the Fund. If later sold, that security might be sold at a price less than its cost resulting in a capital loss. Similarly, if interest rates have declined from the time a security was purchased, that security's value could be greater than its cost, resulting in an increase in the net asset value per share. If later sold, it might be sold at a price greater than its cost resulting in a capital gain. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.
    The change in interest rates does not affect all bond prices equally. Many other factors contribute to a change in value, such as the time to maturity, supply and demand for the securities, perception of credit quality, and other economic forces.
    Generally, debt securities with shorter maturities are subject to less price fluctuation resulting from interest rate changes. Securities with longer-term maturities are subject to greater price fluctuation.
    The table on the next page shows the effect on prices (stated as a percentage change) of an intermediate-term bond and a long-term bond given a 1, 2 and 3 percentage point change in interest rates. As the example shows, the longer the time to maturity, the greater the price change.

                             APPROXIMATE CHANGE IN
                             MARKET VALUE OF A BOND

        CHANGE IN           RISING            FALLING
     INTEREST RATES     INTEREST RATES     INTEREST RATES
---------------------------------------------------------------
                    7-YEAR BOND YIELDING 8%
     1%                       -5.1%              +5.5%
     2%                       -9.9              +11.3
     3%                      -14.4              +17.5
                   30-YEAR BOND YIELDING 8%
     1%                      -10.3%             +12.5%
     2%                      -18.9              +27.7
     3%                      -26.2              +46.4

    Supply and demand also affect prices and can moderate or exaggerate the price fluctuation resulting from changes in interest rates. Similarly, a change in a security's credit rating (e.g., a reduction from AA-rated to A or below) can have an adverse effect on the price of a security.
    Changes in the value of portfolio securities will not affect the interest income from those securities but will be reflected in the net asset value per share of the Funds.

DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS AND CAPITAL GAINS
Substantially all of the net investment income, if any, will be paid to shareholders quarterly at the end of March, June, September and December by the stock funds (Growth and Fund), and at the end of each month by the Bond, Tax-Free Income, U.S. Government Income and Money Market funds. Checks will not be mailed for dividends of less than $5. These dividends will be reinvested, and you will receive a confirmation showing the transaction.
    In those years in which sales of a Fund's portfolio securities result in net realized capital gains, these gains will be distributed to shareholders in December.

FEDERAL TAXES
Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and, therefore, must distribute substantially all net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition to federal income tax, if the Funds fail to distribute the required portion of investment income or capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in sufficient amounts to avoid the imposition of this excise tax.
    Dividends paid by each of the Funds (with the exception of the Tax-Free Income Fund) are taxable as income to the shareholder for Federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.
    Dividends paid by the Tax-Free Income Fund will be exempt from Federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. This ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.
    Under current tax law as of February 28, 1997, net long-term capital gains, if any, realized by the Funds are generally taxable to the shareholder at the same tax rate as ordinary income, but in no event may the tax rate on such gains exceed 28% for an individual or 35% for a corporation.

                         NATIONWIDE(R) FAMILY OF FUNDS

    The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of each Fund, for inclusion in the shareholder's income.
    Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57
(a) (5) (C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.
    A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

STATE AND LOCAL TAXES
Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to Federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

REDEMPTIONS OF SHARES
Redeeming shares may result in a capital gain or loss for tax purposes. For your convenience, NAS provides a year-end statement, reflecting your taxable gain or loss for the year based on the average cost paid for redeemed shares (see "Average Cost Statement," page 23.)


                [PHOTOGRAPH]


                Nathan Hart, Money Market Fund shareholder, with his wife, Carol, on their wedding day.

TAX ADVANTAGES OF THE
TAX-FREE INCOME FUND

The yield on taxable securities is normally higher than on tax-exempt securities of comparable quality and maturity. However, you can determine whether a tax-free investment provides a higher after-tax yield or return than an investment subject to tax by using the following formula:

Tax-Free Yield /100% - [Your Tax Rate]   =   What you must earn
                                             on a taxable investment
                                             to equal this tax-free yield

    By using current tax-free yields and your own tax rate in the formula above, you can make an informed investment decision. This formula will not be applicable if you are subject to the Alternative Minimum Tax (see page 25).
    The table below and on the following page show the advantages of investing in tax-exempt obligations for those individuals in higher tax brackets. Taxable yields are compared to equivalent tax-free yields. The first table is based on the maximum marginal tax rates currently in effect under the Internal Revenue Code for the 1997 tax year at various levels of taxable income.

                         NATIONWIDE(R) FAMILY OF FUNDS

    For example, if you file a joint return with an adjusted gross income of $50,000, you are in the 28% tax bracket. A 5% tax-free yield would be equivalent to an 6.9% taxable yield for you.
    Over the long term, the effect of tax-free investing is significant. With the Tax-Free Income Fund, dividends can be automatically reinvested and allowed to accumulate on a tax-free basis. You can see this advantage in the "How a $20,000 Investment Grows at 5% Tax-Free vs. 5% Taxable" table below:

      TAX-EQUIVALENT YIELDS BASED ON INCOME, TAX RATE, AND TAX-FREE YIELD

                                                                                           TAX-FREE YIELD
             TAXABLE INCOME*                 1997 MARGINAL FEDERAL     -------------------------------------------------------
   JOINT RETURN          SINGLE RETURN          INCOME TAX RATE        4%      4.5%     5%      5.5%     6%      6.5%      7%
    $0 - 41,200           $0 - 24,650                 15%              4.7     5.3      5.9     6.5      7.1     7.6       8.2
 $41,200 - 99,600      $24,650 - 59,750               28%              5.6     6.3      6.9     7.6      8.3     9.0       9.7
 $99,600 - 151,750     $59,750 - 124,650              31%              5.8     6.5      7.2     8.0      8.7     9.4      10.1
$151,750 - 271,050    $124,650 - 271,050              36%              6.3     7.0      7.8     8.6      9.4     10.2     10.9
   Over $271,050         Over $271,050               39.6%             6.6     7.5      8.3     9.1      9.9     10.8     11.6



                                                                        7.5%     8%
                                                                        8.8    9.4
                                                                       10.4   11.1
                                                                       10.9   11.6
                                                                       11.7   12.5
                                                                       12.4   13.2

* Net amount after exemptions and deductions.


         HOW A $20,000 INVESTMENT GROWS AT 5% TAX-FREE VS. 5% TAXABLE**

  1997            5 YEARS                  10 YEARS                 20 YEARS                 30 YEARS
  TAX       --------------------     --------------------     --------------------     --------------------
BRACKET     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE     TAXABLE     TAX-FREE
--------    -------     --------     -------     --------     -------     --------     -------     --------
15%         $24,627     $25,525      $30,324     $32,578      $45,978     $53,066      $69,713     $86,439
28%         $23,869     $25,525      $28,486     $32,578      $40,572     $53,066      $57,786     $86,439
31%         $23,696     $25,525      $28,076     $32,578      $39,413     $53,066      $55,328     $86,439
36%         $23,412     $25,525      $27,405     $32,578      $37,551     $53,066      $51,454     $86,439
39.6%       $23,208     $25,525      $26,931     $32,578      $36,263     $53,066      $48,829     $86,439

** Rates are compounded daily, and taxes are assumed to be paid once a year. The information contained in the above chart is not a projection or guarantee of the Fund's performance. It is only a general comparison of two investments: one taxable and one tax-exempt. The Fund's performance may not duplicate the chart results. The percentage return figures were chosen arbitrarily and are not a forecast of future results.

PERFORMANCE ADVERTISING
FOR THE FUNDS

FUND PERFORMANCE ADVERTISING
The Funds may use historical performance in advertisements, sales literature, semi-annual and annual reports and the prospectus. Such figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or the life of the Fund if less). Average annual (compound) total return represents the average annual percentage change in the value of an investment for the specified periods assuming a redemption of the investment at the end of such periods. It reflects the changes in share price and assumes reinvestment of all dividends and distributions at net asset value. Average annual (compound) total return reflects the effect of maximum sales charges.
    The Funds may also choose to show nonstandard returns including total return and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains. In addition, sales charge assumptions will vary. Initial sales charge percentages decrease as amounts invested increase and contingent deferred sales charges decrease over time, as outlined on pages 20 and 18 of this prospectus, respectively; therefore, returns increase as sales charges decrease.
    Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the original investment from the redeemable value and dividing the result by the original amount of the investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

                         NATIONWIDE(R) FAMILY OF FUNDS

    The Bond, Tax-Free Income and U.S. Government Income funds may advertise their SEC yields. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities, since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.
    The Money Market Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and then multiplying the base period return by (365/7). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Money Market's effective yield represents a compounding on an annualized basis of the current yield quotations.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS
The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to the investment industry as a whole. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.
    Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.
    The rankings may or may not include the effects of sales charges.


                             [PHOTOGRAPH]


                             Emily Sullivan, Bond Fund shareholder.

The categories in which the Funds may be cited include, but are not limited to:

GROWTH FUND:
Growth Funds, Long-Term Growth Funds

NATIONWIDE FUND:
Growth and Income Funds, Growth Funds, Long-Term Growth Funds

BOND FUND:
Income Funds, High Grade Corporate Bond Funds, A-Rated Bond Funds

TAX-FREE INCOME FUND:
General Municipal Bond Funds, High-Quality Municipal Bond Funds, A-Rated Municipal Bond Funds, Municipal Bond Funds, Tax-Free Funds

U.S. GOVERNMENT INCOME FUND:
U.S. Government Bond Funds, Intermediate-Term U.S. Government Bond Funds, Limited-Term U.S. Government Bond Funds, U.S. Government Securities Funds, Government Bond Funds

                         NATIONWIDE(R) FAMILY OF FUNDS

MONEY MARKET FUND:
Money Market Funds, Current Income Funds

The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past and/or present performance ratings. Past performance of the Funds, like any investment, is no guarantee of future results. Future results may be less or more.

ADDITIONAL INFORMATION

STATEMENTS OF ADDITIONAL
INFORMATION
These documents (one each for the NIF and NIF-II trusts), containing more information on the Funds, are filed with the Securities and Exchange Commission. Free copies may be obtained from NAS upon request (see "Shareholder Inquiries," page 29).

DESCRIPTION OF SHARES
The assets of each Fund are segregated, and you have an interest only in the assets of the class in which you own shares. Shares of a particular class are equal in all respects to the other shares of that class and in the event of liquidation of the Fund will share pro rata in the distribution of the net assets of such Fund. All shares are of $1 par value and fully paid, nonassessable, transferable, and redeemable. There are no preemptive rights.

JOINT PROSPECTUS DISCLOSURE
Although each Trust (NIF and NIF-II) is offering only shares of its own Funds, it is possible that a Trust might become liable under the Securities Act of 1933 for any material misstatement or omission in the Prospectus about Funds of the other Trust. The Trustees of each Trust have considered this in approving the use of a single combined Nationwide Family of Funds Prospectus.

VOTING RIGHTS
Shareholders of each class of shares have one vote for each share held. Voting rights cover the Investment Management Agreement, Distribution Agreement, election of Trustees, termination of the Trust, sale of assets as a whole, change of investment objectives, investment policies, investment restrictions (NIF only), and other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions (NIF only), the right to vote is limited to the holders of shares of the particular class affected by the proposal.

SHAREHOLDER INQUIRIES
Inquiries regarding the Funds should be directed to Nationwide Advisory Services, Inc., Three Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call 1-800-848-0920.


[PHOTOGRAPH]


Front row, left to right: Jessica Taff and her cousin, Rebecca Taff, Nationwide(R) Fund shareholder, with their aunt, Betsy Taff, Money Market Fund, Nationwide(R) Fund and Growth Fund shareholder.


[PHOTOGRAPH]


William Reeves, Bond Fund shareholder, helps out with the sweet corn.

                         NATIONWIDE(R) FAMILY OF FUNDS

NATIONWIDE INVESTING
FOUNDATION FUNDS:
Growth Fund
Nationwide Fund
Bond Fund
Money Market Fund

NATIONWIDE INVESTING
FOUNDATION II FUNDS:
Tax-Free Income Fund
U.S. Government Income Fund

NATIONAL DISTRIBUTOR AND
INVESTMENT MANAGER
Nationwide Advisory Services, Inc.
P.O. Box 1492
Three Nationwide Plaza
Columbus, Ohio 43216-1492

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT
Nationwide Advisory Services, Inc.
(Through its wholly owned subsidiary,
Nationwide Investors Services, Inc.)

LEGAL COUNSEL
Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43215-2220

CUSTODIAN
The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

       NATIONWIDE(R)
         FAMILY OF
           FUNDS

 INVESTOR
 PROFILES:

 NATIONWIDE(R) GROWTH FUND
 is for investors seeking
 to maximize capital
 growth by investing in
 the common stock of
 companies in industries
 where economic trends and
 new technologies indicate
 greater-than-average
 growth potential.

 NATIONWIDE(R) FUND is for
 investors seeking to
 maximize returns through
 a flexible combination of
 income and long-term
 capital appreciation,
 generally from common
 stocks of well-known,
 larger companies.

 NATIONWIDE(R) BOND FUND
 is for investors seeking
 high monthly income with
 the degree of safety that
 can be provided through
 high-quality bonds and
 other fixed-income
 securities.

 NATIONWIDE(R) TAX-FREE
 INCOME FUND is for
 investors seeking high
 monthly income free from
 Federal taxes with the
 degree of safety that can
 be provided through
 high-quality municipal
 bonds.

 NATIONWIDE(R) U.S.
 GOVERNMENT INCOME FUND is
 for investors seeking
 high monthly income,
 reduced share price
 fluctuations and relative
 safety of principal
 through securities backed
 by the U.S. government
 and its agencies.

 NATIONWIDE(R) MONEY
 MARKET FUND is for
 investors seeking monthly
 income at current rates
 of return with maximum
 share price stability
 (principal is not
 intended to fluctuate).
                            INVESTING IN THE FUNDS

                                                                                             Tax-Free Income
                                                                               Growth           U.S. Gov't
                                                                                Fund              Income
                                                                                Bond           Money Market
                                           INVESTMENT MINIMUMS:
                                             New Accounts                       $250              $1,000
                                             Subsequent Investments             $ 25              $  100

                            (Certain investor strategies, privileges and services allow initial investments below these minimums. See details contained within this prospectus.)

                            HOW TO INVEST: A new account can be opened by completing the application contained in this Prospectus and mailing it along with your check made payable to Nationwide Advisory Services, Inc. at the address shown on the back cover. Subsequent investments can be made by mail, wire or NAS NOW. More details on purchasing and selling shares can be found on pages 16 through 18.

                            INVESTOR STRATEGIES
                            Nationwide offers six investor strategies to assist with your financial goals. A complete description of each strategy can be found on pages 19 and 20.

                            MONEY MARKET PLUS GROWTH(SM)
                            MONEY MARKET PLUS INCOME(SM)
                            AUTOMATIC ASSET ACCUMULATION(SM)
                            AUTOMATIC ASSET ALLOCATION(SM)
                            AUTOMATIC ASSET TRANSFER(SM)
                            AUTOMATIC WITHDRAWAL PLAN(SM)

                            INVESTOR PRIVILEGES & SERVICES
                            Investors have the following privileges and services available to them. Further details begin on page 20.

                            SALES CHARGE DISCOUNTS
                            NO SALES CHARGES ON DIVIDENDS & CAPITAL GAINS REINVESTED
                            NO SALES CHARGES ON REPURCHASE
                            NAS NOW 24-HOUR AUTOMATED VOICE RESPONSE SYSTEM EXCHANGE PRIVILEGES AND FREE TELEPHONE EXCHANGES TOLL-FREE CUSTOMER ASSISTANCE
                            RETIREMENT PLANS (IRAS, SEPS, AND OTHERS)
                            MUTUAL FUND GIFT CERTIFICATES
                            CONSOLIDATED STATEMENTS
                            AVERAGE COST STATEMENT
                            FREE CHECKING ACCOUNT (MONEY MARKET FUND ONLY)

                               Nationwide(R) and LOGO are registered Federal
                              Service marks of the Nationwide Mutual Insurance Company.

[LOGO - NATIONWIDE ADVISORY SERVICES, INC.]

NATIONWIDE FAMILY OF FUNDS
--------------------------
1997 PROSPECTUS
---------------

[LOGO-STAMP]

Nationwide(R) Family of Funds                                BULK RATE
Three Nationwide Plaza                                       U.S. POSTAGE
Columbus, Ohio  43215-2220                                   PAID
                                                             CLEVELAND, OHIO
                                                             PERMIT NO. 1702

                                   APPLICATION

 IMPORTANT: THE SUITABILITY AND SIGNATURE SECTIONS ON PAGE A2 MUST BE COMPLETED
                             TO OPEN A NEW ACCOUNT.

     For IRA Plans use application from IRA Booklet. Make checks payable to:
                       Nationwide Advisory Services, Inc.

PLEASE PRINT OR TYPE
To complete application, follow                            Send application and check to:
instructions to the left of each    For assistance in      NATIONWIDE ADVISORY SERVICES, INC.  NOTE:
section, then remove from           opening an account:    THREE NATIONWIDE PLAZA              To avoid delays, do not use
prospectus booklet and mail with    CALL TOLL-FREE:        P.O. BOX 1492                       P.O. Box for special delivery
check to address at right.          1-800-848-0920         COLUMBUS, OHIO 43216-1492           and other overnight services.

SALES REPRESENTATIVE
USE ONLY                            Agent Name ___________________________________________________________

Stamps are permitted provided       Agent #____________________________ State # _____________ Phone # ( )_____________________
all necessary information is
included.

1 - INITIAL INVESTMENT              GROWTH+ $_____________________     TAX-FREE INCOME++         $_____________________
Specify dollar amount you wish to   FUND+   $_____________________     U.S. GOVERNMENT INCOME++  $_____________________
invest in each Fund (purchases      BOND+   $_____________________     MONEY MARKET++            $_____________________
must be in U.S. dollars). You may   + Minimum investment $250          ++  Minimum investment $1,000
allocate your investment among        (or $25 monthly*)                    (or $100 monthly*)
any or all funds provided account
minimums are net for each fund      / / Initial investment from insurance proceeds/benefits of Nationwide/Affiliate companies
(only one check needed). *MINIMUM       insurance policy.
MONTHLY INVESTMENTS AVAILABLE ONLY
WITH AUTOMATIC ASSET ACCUMULATION.

2 - ACCOUNT REGISTRATION            / / INDIVIDUAL     / / JOINT TENANT       / / GIFTS TO          / / TRANSFER
a) Check only one box b) Fill in                           WITH RIGHT OF          MINORS                ON DEATH
complete name, address, telephone                          SURVIVORSHIP           (Complete #4)         (Complete pg. A5)
number, date of birth,
occupation, and employer.           / / OTHER (Complete appropriate form on pages A5-A7
c) If any party is a minor, you         if corporation, association, partnership, etc.)
must also complete #4 below.
d) IF YOU WISH TO NAME ONE OR
MORE BENEFICIARIES, YOU MUST ALSO   -----------------------------------------------------------    -------------------------------
COMPLETE THE TRANSFER ON DEATH      Name of Individual (first, middle initial, last), Custodian,   Joint Tenant
FORM ON PAGE A5.                    Corporation, or Trustee

                                    -----------------------------------------------------------  ( ----- )------------------------
                                    Address - Street                                               Business Phone

                                    -----------------------------------------------------------  ( ----- )------------------------
                                    City                         State         Zip                 Home Phone

                                    ----- /----- /----------  ---------------------------------    -------------------------------
                                    Date of Birth (mo/day/yr) Occupation                           Employer

                                    I am a / / Nationwide/Affiliate/Advisory Client employee/retiree/relative
                                    / / Nationwide Sponsor Group employee/relative

3 - SOCIAL SECURITY                 | | | | | | | | | |                                            / / Initial here if you have
NUMBER/TAXPAYER                                                                                        been notified by the
IDENTIFICATION NUMBER               / / Soc. Sec. Number or / / Tax Identification Number              Internal Revenue Service
A Social Security or tax                                                                               that you are subject to the
identification number is required   (Required by IRS; you cannot open an account unless provided.)     31% withholding due to
by federal law. Trust account--use                                                                     underreporting of income.
owner's SS number. Gifts/Transfers
to Minors account--use the minor's  I am a / / U.S Citizen.        / /  Other (specify) ___________________________
SS number, NOT custodian's, and
complete #4 below.


4 - GIFTS/TRANSFERS TO MINORS       ______________________________________________ custodian for __________________________________
Complete only if account is         Custodian (one only)                                        Minor (one only)
established under the Uniform
Gifts/Transfers to Minors Act,      under the __________________________________ Uniform Gifts/Transfers to Minors Act.
making sure you report the minor's                   (State of Residence)                       ______ /______ / ______
Social Security number in #3                                                                    (Minor's Date of Birth--mo/day/yr)
above.

5 - DIVIDEND OPTION                 Check One:  / / Reinvest Dividends and Capital Gains      / /  Pay Dividends in Cash and
Check how you wish to receive                                                                          Reinvest Capital Gains
your dividends and capital gains.               / / Pay Dividends and Capital Gains in Cash   / /  Pay Capital Gains in Cash and
                                                                                                       Reinvest Dividends

                                    / / I want my dividends and/or capital gains deposited directly to my banking institution
                                        (ATTACH COPY OF VOIDED CHECK).

6 - DISCOUNT PRIVILEGE              / / I have other Nationwide Mutual Fund Accounts (also list below any other
To receive maximum sales charge         members of your household with accounts).
discounts on purchases of the
Growth, Fund, or Bond Funds,        Spouse: SS# _________ - _____ - ____________    Child:  SS# _________ - _____ - ____________
check box. Also list Social
Security numbers of all members     Child:  SS# _________ - _____ - ____________    Child:  SS# _________ - _____ - ____________
of your household with Nationwide
Mutual Fund accounts (all must      Other _____________________________________     SS# _________ - _____ - _____________
reside at address listed in                            (Relationship)
#2 above).

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

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7- EXCHANGE PRIVILEGE            / / By initialing this box and signing this application below, I authorize Nationwide
You must initial this box in         Investors Services, Inc. to act upon my voice recorded telephone instructions to exchange
order to exchange shares of a        my account among Nationwide's Mutual Funds. I have read and agree to the terms and
Fund for shares of another Fund      conditions  of the telephone  exchange privilege on page 21 of the  prospectus. I understand
by telephone (no fee). Certain       that this  privilege may be suspended, limited or  terminated  without  notice and exchanges
restrictions apply (see page         may entail a sales charge.
21).

8 - TELEPHONE                    / / The Transfer Agent is authorized to honor telephoned requests from any registered
WITHDRAWALS                          shareholder for the redemption of Fund shares. (The funds will employ reasonable
Initial the box if you want to       procedures for the protection of shareholders to confirm that instructions communicated
redeem shares by telephone. A        by telephone are genuine such as, but not limited to, recording the conversation,
check from your account can be       requiring some form of personal  identification and providing written  confirmation of the
sent to the address on this          transaction. If these procedures are not followed, the funds may be liable for any loss
application (no fee). If you want    due to unauthorized or fraudulent  instructions.)  Amounts of $1,000 or more can be wired
amounts of $1,000 or more wired      provided that proceeds are  transmitted  ONLY to this bank account  (ATTACH COPY OF VOIDED
to your banking institution          CHECK):
($5 fee applies) fill in bank
name, address, and account          Bank Name_____________________________________________________   Account No._______________
number.                             (Bank must be a Federal Reserve Bank member)

                                    Bank Address______________________________________________________
                                                City    State    Zip

If you want your check or cash sent
the next day to a Western Union
location, fill in the eight character
Western Union personal identification
number at the right.                  (Choose any 8 numbers or letters. Be sure to keep your PIN number for future reference.)



9 - SUITABILITY REVIEW              PRIMARY INFORMATION
The SEC / NASD Rules require that   INVESTMENT OBJECTIVE _____ Growth Potential _____Price Stability
all registered representatives                           _____ Income Potential _____Other /Specify____________________________
have reasonable grounds for
believing that an investment is     INVESTMENT GOALS     _____ Retirement _____ Savings         _____ Professional Mgmt.
suitable for you. Such a decision                        _____ Education  _____ Diversification _____ Other
is based on the facts, if any,
disclosed by you. Please answer
all questions to the best of your
ability. If you are not certain     ADDITIONAL INFORMATION    Estimated Annual Income   Face Value of Life       Cash Value of
of a particular value, please make  FINANCIAL INFORMATION                               Insurance                Life Insurance
a reasonable estimate. If a
category does not apply to you,                               $----------------------   $----------------------- $-------------
indicate this by entering an NA.

                                                     Value of Passbook Savings  Value of Mutual Funds     Value of CD's

IF YOU CHOOSE NOT TO DISCLOSE ANY
INFORMATION, YOU MUST SIGN THE                       $----------------------    $-----------------------  $-------------
SPACE BELOW.
                                            Value of Stocks Est.       Value of Residence /      Value of Bonds
                                                                       Other Real Estate

                                            $----------------------    $-----------------------  $-------------
                                            Other Assets               Est. Indebtedness (Includes Mortgages and
                                                                       Car Loans)

                                            $----------------------    $-----------------------

                                            Marital Status ___ Married ___ Single ___ Widowed ____________________
                                                                                              Spouse's Occupation

                                            Number of Dependents ___   Sex ___ M ___ F
                                                                       Spouse's Employer

I CHOOSE NOT TO DISCLOSE ANY SUITABILITY INFORMATION.

                                    ADDITIONAL COMMENTS ___________________________________________________

X____________________________________________________

         Client Signature ___________________________________________________

10 - SIGNATURE SECTION     IMPORTANT: BOTH AGENT AND CLIENT MUST SIGN THIS SECTION OF THE APPLICATION TO OPEN A NEW ACCOUNT.
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I UNDERSTAND THE INVESTMENT OBJECTIVES OF THE(SE) FUND(S) AND I BELIEVE THAT
THEY ARE CONSISTENT WITH MY NEEDS AND OBJECTIVES. ALSO, I UNDERSTAND THAT THE
VALUE OF MY SHARES WILL FLUCTUATE (EXCEPT THE MONEY MARKET FUND WHICH SEEKS TO
MAINTAIN A FIXED $1.00 SHARE PRICE) AND, DEPENDING ON THE MARKET VALUE OF THE
FUNDS' INVESTMENTS AT THE TIME I REDEEM MY SHARES, I MAY RECEIVE MORE OR LESS
THAN THE ORIGINAL AMOUNT.

I AM OF LEGAL AGE, AND I HAVE RECEIVED A NATIONWIDE(R) FAMILY OF FUNDS
PROSPECTUS DATED FEBRUARY 29, 1996, AND HAVE READ IT CAREFULLY AND AGREE TO ITS
TERMS. I UNDERSTAND THAT I WILL RECEIVE A CONFIRMATION OF ALL TRANSACTIONS. I
CERTIFY, UNDER PENALTIES OF PERJURY, THAT I AM NOT SUBJECT TO BACK-UP
WITHHOLDING UNLESS INDICATED ON THE REVERSE SIDE OF THIS APPLICATION AND THAT
THE INFORMATION REGARDING TAX IDENTIFICATION AND SOCIAL SECURITY NUMBER AND
BACK-UP WITHHOLDING IS TRUE, CORRECT AND COMPLETE.

THE INTERNAL REVENUE SERVUCE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF
THIS DOCUMENT OTHER THAN THE CERTIFICATIONS REQUIERD TO AVOID BACKUP
WITHHOLDING.

X ___________________ X______________________________________ Date______________
SIGNATURES (WITH TITLE, IF ANY) OF ALL OWNERS SHOWN IN ACCOUNT REGISTRATION,
SECTION 2 ON PAGE A1.

                           APPROVED FOR SUITABILITY BY HOME OFFICE
                           PRINCIPAL:

X _________________ Date____________ _______________________________________
AGENT SIGNATURE (NO STAMPS)                 Principal's Signature



                  NATIONWIDE(R) MUTUAL FUND SERVICES
                  COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR
                  MORE OF THESE ADDITIONAL SERVICES. TO ELECT ADDITIONAL
                  INVESTMENT STRATEGIES, SEE PAGE A4.
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11 - GIFT CERTIFICATE               Name of Recipient:________________________________________________________________
Complete only if you are opening
a new account (for the person       Giver: ___________________________________________________________________________
named in Section 2) with a gift
certificate. If you have any        Occasion: _________________________________________________ Amount of Gift:_______
questions, contact one of our
service representatives at          Mail Certficate to:_______________________________________________________________
1-800-848-0920 between 8 A.M. and
5 P.M. (Eastern Time) Monday thru   ---------------------------------------------------------------------------
Friday before mailing
application.

12 - FREE CHECKS                    / / Please initial the box if you would like a supply of free checks. Be sure all
(MONEY MARKET FUND ONLY)                authorized account holders sign below. Checks may be written for $500 or more only.
To receive a free supply of
checks to use for withdrawing       CHECK BOX TO INDICATE     / / Only one signature    / / Two signatures    / / ____signatures
funds from your Money Market Fund   HOW MANY SIGNATURES           is required               are required          are required
account: a) initial the first box;  ARE REQUIRED
b) check the number of signatures
required to withdraw, and c) have   SIGNATURES OF ALL AUTHORIZED ACCOUNT HOLDERS:
ALL authorized account holders
sign here (i.e., Joint Tenant       X_________________________________________________________ X________________________________
named in the Account Registration
or all authorized individuals       X_________________________________________________________ Account No.______________________
listed on the accompanying
Corporate, Partnership or           In signing this section the signator(s) agree to be subject to the customary rules and
Association Certified               regulations governing checking accounts and to the conditions set forth below. If the Checking
Resolutions).                       Account Privilege is established after the opening of the account, or if any change is made in the above information, all signatures will have to be guaranteed.

NAMES MUST BE SIGNED EXACTLY AS     The payment of funds on the conditions set forth in this section is authorized
THEY APPEAR IN THE ACCOUNT          by the signature(s) appearing above. Nationwide Investors Services, Inc., the
REGISTRATION                        Fund's Transfer Agent, is hereby appointed agent by the person(s) signing this card and will cause the Fund to redeem a sufficient number of shares from the account to cover checks presented for payment without requiring signature guarantees. The Fund and its agents will not be liable for any loss, expense or cost arising out of check redemptions or checks returned without payment. Shares outstanding in the account for less than 12 days will not be liquidated to pay checks presented unless the Transfer Agent is assured that good payment has been collected through normal banking channels. The Transfer Agent has the right not to honor checks that are for less than $500 or checks in an amount exceeding the value of the account at the time the check is presented for payment. This privilege is subject to the provisions of the current prospectus of the Fund as amended from time to time. This agreement may be modified or terminated at any time.

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


NATIONWIDE(R) MUTUAL FUND INVESTOR STRATEGIES
COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR MORE OF THESE INVESTOR
STRATEGIES.
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13 - MONEY MARKET PLUS              / / I want my monthly Money Market Fund dividends invested into indicated Fund (one
GROWTH(SM) & MONEY MARKET               only).
PLUS INCOME(SM) PLANS                   Minimum $5,000 Money Market Fund investment. See Page 19.
Check appropriate box to select
the Fund in which you want to       MONEY MARKET PLUS GROWTH(SM) / / Growth / / Fund
reinvest your monthly Money Market
Fund dividends. If you have an      MONEY MARKET PLUS INCOME(SM) / / Bond / / Tax-Free Income* / / U.S. Government Income*
established account you want Money                                                               * Must have an established account.
Market dividends reinvested into,
write account number in space       / / I want my Money Market dividends reinvested into my previously  established account #:_____
provided. See page 19.

14 - AUTOMATIC ASSET                / / I want to establish an Automatic Asset Accumulation plan. I want the specified dollar
ACCUMULATION(SM) &                      amount(s) invested into the Fund(s) of my choice, as specified below. NOTE: You must meet
AUTOMATIC ASSET                         the account minimums of each fund in which you invest. If you have any questions, please
ALLOCATION(SM) PLANS                    contact one of our representatives at 1-800-848-0920. See page 20 for more details.
Initialing the box and completing       (YOU MUST ATTACH COPY OF A VOIDED CHECK.)
the Authorization Form below
authorizes your bank to make
monthly investments directly from                    Select Investment Date: / / 5th / / 15th / / 25th
your checking account into the                       (Choose one only)
Fund(s) of your choice in the
dollar amount(s) indicated. If you      Monthly investments are to be allocated as follows:
are taking advantage of Automatic
Asset Allocation(SM) by selecting       GROWTH+ $__________________ TAX-FREE INCOME++        $__________________
more than one Fund, be sure to          FUND+   $__________________ U.S. GOVERNMENT INCOME++ $__________________
specify the dollar amount for each      BOND+   $__________________ MONEY MARKET++           $__________________
Fund (YOU MUST MEET THE ACCOUNT         + Minimum investment $25 monthly ++ Minimum investment $100 monthly
MINIMUMS FOR EACH FUND IN WHICH
YOU INVEST). See page 20.

15 - NAS NOW SPECIAL PURCHASE and    / / Special Purchase Authority By initialing this box, you give NAS the authority to add bank
REDEMPTION                               wiring instructions to your account.
Initial the apropriate box(es) if
you want the ability to process a               Bank Name:_______________________________
purchase or redemption through the                        (Please attach a voided check)
NAS NOW line (see page  ).  These
funds will be transmitted to/from   / /  Special Redemption Authority By initialing this box, you give NAS the authority to add
your bank through the automated          telephone redemption and bank wiring instructions to your account.
clearing house.
                                                Bank Name:_______________________________
                                                         (Please attach a voided check)

16 - AUTOMATIC ASSET                / / I want to establish an Automatic Asset Transfer Plan. $50 per month minimum transfer.
TRANSFER(SM) PLAN                       See page 20.
Fill in the blanks and initial the      Please transfer $________________ beginning __________ each / / month / / quarter
box to establish regular transfers                       ($50 minimum)              Month/Year
from your Money Market Fund account
to the Fund account of              Into the _____________________________ Fund Account # _________________________
your choice. See page 20.                                                  (if already established)

17 - AUTOMATIC                      / / I want to receive a check drawn on my account
WITHDRAWAL PLAN(SM)                 / / bi-weekly / / monthly / / quarterly / / 3/year / / semi-annually / / annually for $________.
Fill in the blanks and initial the                                                                                     ($50 minimum)
box allowing you to receive         / / Specify month you want to receive your first check: Month_________ . Checks
checks for $50 or more monthly or       will be mailed to the address indicated in Section #2 unless otherwise
quarterly from your account. See        specified in writing, or you can elect direct deposit to your bank account.
page 20.

                                    / / Check box if you want withdrawals deposited directly to your banking institution
                                        (ATTACH COPY OF A VOIDED CHECK).

18- LETTER OF INTENT                / / I want to establish a Letter of Intent, and agree to the conditions and terms on
Initial the box and check the           page 22.
amount you intend to invest in one  / / $50,000 / / $100,000 / / $250,000 / / $500,000 / / $1,000,000 or more
13-month period to obtain a
reduced sales charge. See page
22.
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


                                  FORMS SECTION
              IF YOU CHECKED BOX MARKED "TRUST/OTHER" OF SECTION 2
    OF APPLICATION, YOU MUST COMPLETE APPROPRIATE FORM FROM THIS SECTION AND
                          MAIL ALONG WITH APPLICATION.
                             TRANSFER ON DEATH (TOD)
                 FOR INDIVIDUAL AND JOINT TENANCY ACCOUNTS ONLY

Shareholders of each Fund may choose to have their shares transferred upon death directly to their designated beneficiary(ies). If you choose to name one or more beneficiaries for the account you are opening with this application, all shares in the account, including those purchased in the future, will be transferred directly to the designated beneficiary(ies) upon your death. If you designate one or more beneficiaries for your account, you have the right to change or revoke the beneficiary designation at any time in the future, without the consent of the beneficiary(ies). If you elect to use this method of transferring the shares in your account upon your death, please complete the section below. This form of transfer is available only for individual and joint tenancy accounts.

I (We) request that the mutual fund account that is opened with this application be registered in beneficiary form under the Ohio Uniform Transfer- On-Death Security Registration Act. I (We) assign ownership upon my (our) death to the beneficiary(ies) named below in the percentage shares indicated. I (We) direct the transfer agent to transfer the shares in such account and any unpaid dividends and capital gains payments in accordance with this direction and the provisions of the Ohio Uniform Transfer On Death Security Registration Act. If the account created with this application is established in joint tenancy, no transfer of ownership of shares under this beneficiary designation will occur until the death of all owners of the account. This beneficiary designation may be modified or revoked for the account any time prior to the death of the last surviving owner of the account, without the consent of the beneficiary(ies), provided the modification or revocation is on the form provided by Nationwide Advisory Services, Inc.(NAS), and is received by NAS, in Columbus, Ohio, prior to the death of the owner(s) of the account. NAS reserves the right to reject any Transfer-On-Death forms which do not meet these and other terms and conditions. NAS will only accept beneficiary designations in which shares are divided among beneficiaries who survive shareholder(s).

FUND:________________________________         ACCOUNT NUMBER: _______________
NAME OF PRIMARY BENEFICIARY(IES):         NAME OF CONTINGENT BENEFICIARY(IES):
(if he/she/they shall survive me (us)):   (if primary beneficiary(ies) shall
If listing a minor as beneficiary also        not survive me (us)):
list the legal guardian in whose name     If listing a minor as beneficiary also
the securities will be registered.        list the legal guardian in whose name
                                          the securities will be registered.

Date of Birth Date of Birth

(1)_________________________ % of shares (1)________________________ % of shares

(2)_________________________ % of shares (2)________________________ % of shares

(3)_________________________ % of shares (3)________________________ % of shares


--------------------------                 -------------------------
Name of Guardian(if minor)               Name of Guardian(if minor)

---------------- ---------------------------------------
Signature                      Date     Signature                        Date

                       APPOINTMENT OF SUCCESSOR CUSTODIAN
               FOR UNIFORM GIFT/TRANSFER ACCOUNT REGISTRATION ONLY

Gentleman:                                          Account #_________________

I,______________________, hereby accept the appointment as the Successor Custodian for this account as the Successor Custodian.______________________
                                                        Signature

I, ____________________________________, Hereby appoint _____________________ as the Successor Custodian for this account.

                                           ------------------------------------
                                           Signature

I, _________________________, Hereby accept the appointment as the Successor Custodian.

                                            ------------------------------------
                                            Signature